UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22704

CAMBRIA ETF TRUST

(Exact name of registrant as specified in charter)

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

Corporation Service Company 2711 Centerville Road

Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

With a Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, D.C. 20004

Registrant’s telephone number, including area code: 1-310-683-5500

Date of fiscal year end: April 30, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

(a)	The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Cambria Shareholder Yield ETF (SYLD)

Cambria Foreign Shareholder Yield ETF (FYLD)

Cambria Global Value ETF (GVAL)

Cambria Global Momentum ETF (GMOM)

Cambria Global Asset Allocation ETF (GAA)

Cambria Value and Momentum ETF (VAMO)

Cambria Sovereign Bond ETF (SOVB)

Cambria Emerging Shareholder Yield ETF (EYLD)

Cambria Tail Risk ETF (TAIL)

Cambria Trinity ETF (TRTY)

Cambria Cannabis ETF (TOKE)

Annual Report

April 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be available on the Funds’ website (www.cambriafunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary. You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to request to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.

Cambria Investment Management

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Funds’ Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Cambria Investment Management L.P., the Funds’ investment advisor, uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling (855)-383-4636; and (ii) on the Commission’s website at www.sec.gov.

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

Dear Shareholder:

We are pleased to present the following annual report for the Cambria ETF Trust.

SYLD

The Cambria Shareholder Yield ETF (“SYLD”) launched on May 13, 2013 at $25.00 per share. For the three-month period ended April 30, 2020, SYLD posted a loss of 20.57%. For the 12-month period ended April 30, 2020, SYLD posted a loss of 18.43%. For the period since inception through April 30, 2020, SYLD gained 47.36%.

We believe that the S&P 500 serves as a suitable benchmark for SYLD and, at the end of the Fund’s first complete calendar year, identified the S&P 500 in the Fund’s prospectus as an appropriate broad-based benchmark for SYLD. The table below shows the performance of the Fund (NAV) vs. the S&P 500 for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	SYLD	S&P 500
Annualized Returns Since Inception	5.72%	10.90%
Cumulative Returns Since Inception	47.36%	105.61%
12 Months Ended 4/30/2020	-18.43%	0.86%
3 Months Ended 4/30/2020	-20.57%	-9.26%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -18.43% (1 year), 1.93% (annualized five year), 5.72% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -18.44% (1 year), 1.92% (annualized five year), 5.71% (annualized since inception).

FYLD

The Cambria Foreign Shareholder Yield ETF (“FYLD”) launched on December 2, 2013, at $25.00 per share. For the three-month period ended April 30, 2020, FYLD posted a loss of 22.82%. For the 12-month period ended April 30, 2020, FYLD posted a loss of 20.47%. For the period since inception through April 30, 2020, FYLD posted a loss of 8.54%.

We believe that the MSCI EAFE Index serves as a suitable benchmark for FYLD and, at the end of the Fund’s first complete calendar year, identified the MSCI EAFE Index in the Fund’s prospectus as an appropriate broad-based benchmark for the FYLD. The table below shows the performance of the Fund (NAV) vs. the MSCI EAFE Index for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	FYLD	MSCI EAFE
Annualized Returns Since Inception	-1.38%	1.28%
Cumulative Returns Since Inception	-8.54%	8.52%
12 Months Ended 4/30/2020	-20.47%	-10.89%
3 Months Ended 4/30/2020	-22.82%	-15.91%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -20.47% (1 year), -1.74% (annualized five year), -1.38% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -21.66% (1 year), -1.97% (annualized five year), -1.63% (annualized since inception).

GVAL

The Cambria Global Value ETF (“GVAL”) launched on March 11, 2014 at $25.00 per share. For the three-month period ended April 30, 2020, GVAL posted a loss of 28.92%. For the 12-month period ended April 30, 2020, GVAL posted a loss of 27.71%. For the period since inception through April 30, 2020, the Fund posted a loss of 22.54%.

We believe that the MSCI ACWI Index serves as a suitable benchmark for GVAL. The table below shows the performance of the Fund (NAV) vs. the MSCI ACWI Index for the three-month, 12-month and since inception periods ended April 30, 2020.

Annual Report | April 30, 2020	1

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

	Vs Benchmark
	GVAL	ACWI
Annualized Returns Since Inception	-4.08%	5.61%
Cumulative Returns Since Inception	-22.54%	39.80%
12 Months Ended 4/30/2020	-27.71%	-4.43%
3 Months Ended 4/30/2020	-28.92%	-11.83%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -27.71% (1 year), -2.79% (annualized five year), -4.08% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -27.35% (1 year), -2.94% (annualized five year), -4.21% (annualized since inception).

GMOM

The Cambria Global Momentum ETF (“GMOM”) launched on November 3, 2014, at $25.00 per share. For the three-month period ended April 30, 2020, GMOM posted a loss of 9.70%. For the 12-month period ended April 30, 2020, GMOM posted a loss of 6.02%. For the period since inception through April 30, 2020, GMOM posted a gain of 3.34%.

We believe that a suitable benchmark for GMOM is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GMOM because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the performance of the Fund (NAV) vs. the benchmark for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	GMOM	SPBXMI
Annualized Returns Since Inception	0.60%	7.18%
Cumulative Returns Since Inception	3.34%	46.31%
12 Months Ended 4/30/2020	-6.02%	9.10%
3 Months Ended 4/30/2020	-9.70%	-1.19%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -6.02% (1 year), 0.11% (annualized five year), 0.60% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -5.78% (1 year), 0.16% (annualized five year), 0.64% (annualized since inception).

GAA

The Cambria Global Asset Allocation ETF (“GAA”) launched on December 9, 2014 at $25.00 per share. For the three-month period ended April 30, 2020, GAA posted a loss of -10.53%. For the 12-month period ended April 30, 2020, GAA posted a loss of 5.87%. For the period since inception through April 30, 2020, GAA posted a gain of 13.31%.

We believe that a suitable benchmark for GAA is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for GAA because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the performance of the Fund (NAV) vs. the benchmark for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	GAA	SPBXMI
Annualized Returns Since Inception	2.35%	6.96%
Cumulative Returns Since Inception	13.31%	43.73%
12 Months Ended 4/30/2020	-5.87%	9.10%
3 Months Ended 4/30/2020	-10.53%	-1.19%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -5.87% (1 year), 2.01% (annualized five year), 2.35% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -6.87% (1 year), 1.72% (annualized five year), 2.08% (annualized since inception).

2	www.cambriafunds.com

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

VAMO

The Cambria Value and Momentum ETF (“VAMO”) launched on September 8, 2015 at $25.00 per share. For the three-month period ended April 30, 2020, VAMO posted a loss of 17.08%. For the 12-month period ended April 30, 2020, VAMO posted a loss of 19.32%. For the period since inception through April 30, 2020, VAMO posted a loss of 31.18%.

We believe that the S&P 500 serves as a suitable benchmark for VAMO, as VAMO offers a diversified, value-oriented exposure to US equities with downside risk hedging. The table below shows the performance of the Fund (NAV) vs. the S&P 500 for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	VAMO	S&P 500
Annualized Returns Since Inception	-7.73%	11.03%
Cumulative Returns Since Inception	-31.18%	62.54%
12 Months Ended 4/30/2020	-19.32%	0.86%
3 Months Ended 4/30/2020	-17.08%	-9.26%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -19.32% (1 year), -7.73% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows -21.54% (1 year), -8.32% (annualized since inception).

SOVB

The Cambria Sovereign Bond ETF (“SOVB”) launched on February 22, 2016 at $25.00 per share. For the three-month period ended April 30, 2020, SOVB posted a loss of 5.58%. For the 12-month period ended April 30, 2020, SOVB posted a loss of 1.00%. For the period since inception through April 30, 2020, SOVB posted a gain of 14.22%.

We believe that a suitable benchmark for SOVB is the Citi World Government Bond Index (WGBI). The WGBI measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The table below shows the performance of the Fund (NAV) vs. the benchmark for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	SOVB	WGBI
Annualized Returns Since Inception	3.23%	2.29%
Cumulative Returns Since Inception	14.22%	9.96%
12 Months Ended 4/30/2020	-1.00%	3.99%
3 Months Ended 4/30/2020	-5.58%	-1.47%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -1.00% (1 year), 3.23% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -4.43% (1 year), 2.20% (annualized since inception).

EYLD

The Cambria Emerging Shareholder Yield ETF (“EYLD”) launched on July 13, 2016 at $25.00 per share. For the three-month period ended April 30, 2020, EYLD posted a loss of 19.06%. For the 12-month period ended April 30, 2020, EYLD posted a loss of 16.89%. For the period since inception through April 30, 2020, EYLD posted a gain of 16.73%.

We believe that the MSCI Emerging Markets Total Return Index serves as a suitable benchmark for EYLD. The table below shows the performance of the Fund (NAV) vs. the MSCI EEM Index for the three-month, 12-month and since inception periods ended April 30, 2020.

Annual Report | April 30, 2020	3

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

	Vs Benchmark
	EYLD	MSCI EEM
Annualized Returns Since Inception	4.16%	4.76%
Cumulative Returns Since Inception	16.73%	19.32%
12 Months Ended 4/30/2020	-16.89%	-11.65%
3 Months Ended 4/30/2020	-19.06%	-12.48%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -16.89% (1 year), 4.16% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -19.06% (1 year), 3.67% (annualized since inception).

TAIL

The Cambria Tail Risk ETF (“TAIL”) launched on April 5, 2017 at $25.00 per share. For the three-month period ended April 30, 2020, TAIL posted a gain of 14.57%. For the 12-month period ended April 30, 2020, TAIL posted a gain of 15.47%. For the period since inception through April 30, 2020, TAIL posted a loss of 5.51%.

We believe that a suitable benchmark for TAIL is the Bloomberg Barclays Short Term Treasury Total Return Index Unhedged. TAIL is not an aggressive hedging strategy, and as such, an index of short term Treasuries which approximates a conservative money-market fund is a suitable benchmark. The Index tracks the market for treasury bills issued by the US government. US Treasury bills are issued in fixed maturity terms of 4-, 13-, 26- and 52-weeks. The table below show the performance of the Fund (NAV) vs. the benchmark for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	TAIL	Short Treasury
Annualized Returns Since Inception	-1.83%	1.92%
Cumulative Returns Since Inception	-5.51%	6.00%
12 Months Ended 4/30/2020	15.47%	2.46%
3 Months Ended 4/30/2020	14.57%	0.70%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: 15.47% (1 year), -1.83% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: 15.65% (1 year), -1.75% (annualized since inception).

TRTY

The Cambria Trinity ETF (“TRTY”) launched on September 7, 2018 at $25.00 per share. For the three-month period ended April 30, 2020, TRTY posted a loss of 12.08%. For the 12-month period ended April 30, 2020, TRTY posted a loss of 9.57%. For the period since inception through April 30, 2020, TRTY posted a loss of 11.12%.

We believe that a suitable benchmark for TRTY is the S&P Balanced Equity and Bond – Moderate Index (SPBXMI). We believe the “blended” portfolio of US equities and US Treasuries is a suitable benchmark for TRTY because the equity-bond blend is the precursor to most modern asset allocation strategies. This benchmark has long been used by academia and practitioners alike as a measurement for broad asset allocation strategies. The table below shows the performance of the Fund (NAV) vs. the benchmark for the three-month, 12-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	TRTY	SPBXMI
Annualized Returns Since Inception	-6.95%	8.40%
Cumulative Returns Since Inception	-11.12%	14.10%
12 Months Ended 4/30/2020	-9.57%	9.10%
3 Months Ended 4/30/2020	-12.08%	-1.19%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -9.57% (1 year), -6.95% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows -9.04% (1 year), -6.50% (annualized since inception).

4	www.cambriafunds.com

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

TOKE

The Cambria Cannabis ETF (“TOKE”) launched on July 24, 2019 at $25.00 per share. For the quarter ended April 30, 2020, TOKE returned -22.45%. For the period since inception through April 30, 2020, TOKE has posted a loss of 53.04%.

We believe that the S&P 500 serves as a suitable benchmark for TOKE. TOKE offers exposure to diversified US equities. The table below shows the performance of the Fund (NAV) vs. the S&P 500 for the three-month and since inception periods ended April 30, 2020.

	Vs Benchmark
	TOKE	S&P 500
Cumulative Returns Since Inception	-53.04%	-2.08%
3 Months Ended 4/30/2020	-22.45%	-9.26%

The Fund’s performance (NAV) as of April 30, 2020 is as follows: -53.04% (annualized since inception). The Fund’s performance (Market Price) as of April 30, 2020 is as follows: -52.96% (annualized since inception).

Sincerely,

Mebane Faber

Annual Report | April 30, 2020	5

Cambria ETF Trust	Shareholder Letter
April 30, 2020 (Unaudited)

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost and current performance may be lower or higher than the performance quoted.

Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Market price returns are based upon the midpoint of the bid/ask spread at the close of the exchange and does not represent the returns an investor would receive if shares were trade at other times. Brokerage commissions will reduce returns. NAVs are calculated using prices as of 4:00 PM Eastern Time. Brokerage commissions will reduce returns.”

The information provided represents the opinion of the manager at a specific point in time and is not intended to be a forecast of future events, a guarantee of future events or investment advice.

Indices are unmanaged and do not include the effect of fees. One cannot invest directly in an index.

The S&P 500 Index is a diverse index that includes 500 American companies that represent over 70% of the total market capitalization of the U.S. stock market.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index, designed to measure developed market equity performance excluding the U.S. and Canada, consisting of 21 stock markets in Europe, Australasia, and the Far East.

The MSCI ACWI Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes.

The S&P Balanced Equity and Bond Index is comprised of three multi-asset class indices, each with a particular risk level. The indices consist of U.S. Treasury Bonds and Equities with the following asset mix proportions: Conservative: 75% Treasuries/ 25% Equities, Moderate: 50% Treasuries/50% Equities, Growth: 25% Treasuries/75% Equities.

The FTSE/Citi World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds.

The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

The Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

6	www.cambriafunds.com

Manager’s Discussion and
Cambria Shareholder Yield ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Shareholder Yield ETF versus the S&P 500 Index

For the 12-month period ended April 30, 2020, SYLD underperformed the S&P 500 by 19.29%. The largest contributors to underperformance were stock selection in Consumer Discretionary, Materials, and Financials. Positive security selection in Energy offset some underperformance.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	5 Year	Since Inception*
Cambria Shareholder Yield ETF - NAV	-18.43%	-2.16%	1.93%	5.72%
Cambria Shareholder Yield ETF - Market	-18.44%	-2.16%	1.92%	5.71%
S&P 500 Index	0.86%	9.04%	9.12%	10.90%

*	Fund inception date is May 13, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Annual Report | April 30, 2020	7

Manager’s Discussion and
Cambria Foreign Shareholder Yield ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Foreign Shareholder Yield ETF versus the MSCI EAFE Index

For the 12-month period ended April 30, 2020, FYLD underperformed the MSCI EAFE Total Return Index by 9.58%. During this period, security selection in UK, Switzerland, and Australia were the main drivers of underperformance.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	5 Year	Since Inception*
Cambria Foreign Shareholder Yield ETF - NAV	-20.47%	-3.94%	-1.74%	-1.38%
Cambria Foreign Shareholder Yield ETF - Market	-21.66%	-4.56%	-1.97%	-1.63%
MSCI EAFE Index	-10.89%	-0.09%	0.32%	1.28%

*	Fund inception date is December 2, 2013.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

8	www.cambriafunds.com

Manager’s Discussion and
Cambria Global Value ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Value ETF versus the MSCI ACWI

For the 12-month period ended April 30, 2020, GVAL underperformed the MSCI ACWI Total Return Index by 23.3%. Overweight exposure to Brazil, Poland, Norway, and Singapore along with no exposure to the United States, were the largest detractors from performance relative to the MSCI ACWI TR Index.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	5 Year	Since Inception*
Cambria Global Value ETF - NAV	-27.71%	-7.33%	-2.79%	-4.08%
Cambria Global Value ETF - Market	-27.35%	-7.78%	-2.94%	-4.21%
MSCI ACWI	-4.43%	5.03%	4.94%	5.61%

*	Fund inception date is March 11, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.69%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

MSCI ACWI (All Country World Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Annual Report | April 30, 2020	9

Manager’s Discussion and
Cambria Global Momentum ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Momentum ETF versus the S&P Balanced Equity & Bond – Moderate Index

For the 12-month period leading up to April 30, 2020, GMOM returned -6.02%. Mortgage REITs along with global tech, healthcare and utilities contributed to negative performance. Treasuries and precious metal exposure offset some of the negative performance.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	5 Year	Since Inception*
Cambria Global Momentum ETF - NAV	-6.02%	-0.15%	0.11%	0.60%
Cambria Global Momentum ETF - Market	-5.78%	-0.02%	0.16%	0.64%
S&P Balanced Equity & Bond – Moderate Index	9.10%	8.12%	7.07%	7.18%

*	Fund inception date is November 3, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.94%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The index is unmanaged and is not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles. The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

10	www.cambriafunds.com

Manager’s Discussion and
Cambria Global Asset Allocation ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Global Asset Allocation ETF versus the S&P Balanced Equity Bond – Moderate Index

For the 12-month period ended April 30, 2020, GAA returned -5.87%. Once again, global value stocks, real estate and US value stocks were the largest detractors from returns. Bond exposure offset some of the negative performance over the period.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	5 Year	Since Inception*
Cambria Global Asset Allocation ETF - NAV	-5.87%	1.30%	2.01%	2.35%
Cambria Global Asset Allocation ETF - Market	-6.87%	0.83%	1.72%	2.08%
S&P Balanced Equity & Bond – Moderate Index	9.10%	8.12%	7.07%	6.96%

*	Fund inception date is December 9, 2014.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.34%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles. The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

Annual Report | April 30, 2020	11

Manager’s Discussion and
Cambria Value and Momentum ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Value and Momentum ETF versus S&P 500 Index

For the 12-month period ended April 30, 2020, VAMO underperformed the S&P 500 by 20.18%. In addition to the short hedge to the S&P 500, which returned 0.86% for the period, negative stock selection in Consumer Discretionary, Information Technology, and Health Care added to the underperformance.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	Since Inception*
Cambria Value and Momentum ETF - NAV	-19.32%	-10.36%	-7.73%
Cambria Value and Momentum ETF - Market	-21.54%	-11.34%	-8.32%
S&P 500 Index	0.86%	9.04%	11.03%

*	Fund inception date is September 8, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.64%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

12	www.cambriafunds.com

Manager’s Discussion and
Cambria Sovereign Bond ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Sovereign Bond ETF versus the FTSE/Citi World Government Bond Index

For the 12-month period ended April 30, 2020, SOVB had a loss of 1.00%. Argentina, Colombia, and Brazil were the worst performers. US Treasuries posted positive returns.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	Since Inception*
Cambria Sovereign Bond ETF - NAV	-1.00%	0.40%	3.23%
Cambria Sovereign Bond ETF - Market	-4.43%	-1.36%	2.20%
FTSE/Citi World Government Bond Index	3.99%	3.10%	2.29%

*	Fund inception date is February 22, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

FTSE/Citi World Government Bond Index measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

Annual Report | April 30, 2020	13

Manager’s Discussion and
Cambria Emerging Shareholder Yield ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Emerging Shareholder Yield ETF versus the MSCI Emerging Markets Index

For the 12-month period ended April 30, 2020, EYLD underperformed EEM by 5.24%. Mexico, Indonesia, and South Africa were the worst performers.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	Since Inception*
Cambria Emerging Shareholder Yield ETF - NAV	-16.89%	-0.52%	4.16%
Cambria Emerging Shareholder Yield ETF - Market	-19.06%	-1.63%	3.67%
MSCI Emerging Markets Index	-11.65%	0.94%	4.76%

*	Fund inception date is July 13, 2016 and the Fund commenced operations on July 14, 2016.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.66%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

MSCI Emerging Markets Index is a free-float weighted equity index that captures large and mid-cap representation across Emerging Markets (EM) countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country.

14	www.cambriafunds.com

Manager’s Discussion and
Cambria Tail Risk ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Tail Risk ETF versus the Bloomberg Barclays US Short Treasury Index

For the 12-month period ended April 30, 2020, TAIL posted a gain of 15.47%. Once again, the bearish hedge on the S&P 500 Index, which produced a total return of 0.86% during this period, but experienced severe corrections in the first quarter of 2020, contributed to positive performance. Treasury holdings added to the positive performance.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	3 Year	Since Inception*
Cambria Tail Risk ETF - NAV	15.47%	-1.53%	-1.83%
Cambria Tail Risk ETF - Market	15.65%	-1.58%	-1.75%
Bloomberg Barclays US Short Treasury Index	2.46%	1.94%	1.92%

*	Fund inception date is April 5, 2017.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

Bloomberg Barclays U.S. Short Treasury Index is composed of zero-coupon Treasury Bills and fixed-rate. Treasury bonds with a maturity between 1 and 12 months. As Treasury bonds and notes fall below one year-to-maturity and exit the U.S. Treasury Index, they become eligible for the Short Treasury Index. Maturity subindices are published in three-month increments: 1-3 month, 3-6 month, 6-9 month, and 9-12 month and can be separated into subindices that only include bills or only include notes that have aged below 1-year.

Annual Report | April 30, 2020	15

Manager’s Discussion and
Cambria Trinity ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Trinity ETF versus the S&P Balanced Equity Bond – Moderate Index

For the 12-month period ended April 30, 2020, TRTY returned -9.57%. Once again, the main drivers of negative performance were real estate, global value, and commodities.

Average Annual Total Return for the Periods Ended April 30, 2020

	1 Year	Since Inception*
Cambria Trinity ETF - NAV	-9.57%	-6.95%
Cambria Trinity ETF - Market	-9.04%	-6.50%
S&P Balanced Equity & Bond – Moderate Index	9.10%	8.40%

*	Fund inception date is September 7, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.48%.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P Balanced Equity & Bond – Moderate Index the S&P 500 Balanced Equity & Bond – Moderate Index combines investable S&P indices for core equity and fixed income to provide a regularly rebalanced multi-asset measure for moderate risk-reward profiles. The construction of the index consists of a position in the S&P 500 Total Return Index with 50% weight, and a position in the S&P U.S. Treasury Bond 7-10 Year Index with 50% weight.

16	www.cambriafunds.com

Manager’s Discussion and
Cambria Cannabis ETF	Analysis of Fund Performance
April 30, 2020 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Cambria Cannabis ETF versus the S&P 500 Index

For the three–month period ended April 30, 2020, TOKE posted a loss of 22.45%. Underperformance of TOKE can be attributed to the general underperformance of marijuana and ancillary marijuana companies since inception. As a thematic fund, we generally expect the Fund to underperform when the overall cannabis industry does poorly as has been the case since the Fund’s launch.

Average Annual Total Return for the Periods Ended April 30, 2020

Since Inception
Cambria Cannabis ETF - NAV	-53.04%
Cambria Cannabis ETF - Market	-52.96%
S&P 500 Index	-2.08%

*	Fund inception date is July 24, 2019.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. Current performance may be lower or higher than the performance quoted. For the most recent month-end performance information please call 855-ETF-INFO (383-4636). As stated in the Fund’s prospectus, the annual fund operating expenses are 0.59%; however, TOKE’s investment adviser has agreed to waive 17 basis points (0.17%) of its management fees for the Fund until at least August 31, 2020. This agreement may be terminated only by, or with the consent of, the Trust’s Board of Trustees.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. The indexes are unmanaged and are not available for investment.

There are no assurances that the Fund will meet its stated objectives.

S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the Index proportionate to its market value.

Annual Report | April 30, 2020	17

Cambria Shareholder Yield ETF	Schedule of Investments
April 30, 2020

Sector Weightings
Cambria Shareholder Yield ETF
Consumer Discretionary	26.96%
Financial	15.72%
Information Technology	14.49%
Industrials	12.09%
Materials	11.73%
Energy	11.33%
Health Care	2.63%
Consumer Staples	2.26%
Communication Services	2.01%
Real Estate	0.78%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (99.44%)
Communication Services (2.00%)
CenturyLink, Inc.	63,468	$674,030
Meredith Corp.(a)	36,777	545,403
		1,219,433

Consumer Discretionary (26.81%)
Abercrombie & Fitch Co., Class A	47,601	503,618
Best Buy Co., Inc.	10,744	824,387
Buckle, Inc.(a)	36,252	555,018
Dick’s Sporting Goods, Inc.	18,081	531,401
Dillard’s, Inc., Class A(a)	11,521	339,639
Fiat Chrysler Automobiles NV	79,499	684,486
Foot Locker, Inc.	17,425	446,603
GameStop Corp., Class A(a)(b)	135,997	779,263
Gap, Inc.	42,517	345,238
General Motors Co.	28,454	634,240
Guess?, Inc.	39,565	369,933
Home Depot, Inc.	3,206	704,775
International Game Technology PLC(a)	51,127	385,497
Kohl’s Corp.	14,760	272,470
Lear Corp.	6,191	604,551
Marriott Vacations Worldwide Corp.	11,234	932,422
Meritage Homes Corp.(b)	10,541	554,035
Newell Brands, Inc.	40,918	567,942
Ralph Lauren Corp.	7,796	575,189
Rent-A-Center, Inc., Class A	40,672	809,576
Shoe Carnival, Inc.(a)	22,468	530,694
Signet Jewelers, Ltd.(a)	42,148	424,009
Six Flags Entertainment Corp.	14,644	293,026
	Shares	Value
Consumer Discretionary (continued)
Stamps.com, Inc.(b)	10,537	$1,667,691
Toll Brothers, Inc.	34,645	832,173
Whirlpool Corp.	7,216	806,316
Wyndham Destinations, Inc.	16,195	414,106
		16,388,298
Consumer Staples (2.25%)
Nu Skin Enterprises, Inc., Class A	26,978	788,027
Walgreens Boots Alliance, Inc.	13,530	585,714
		1,373,741
Energy (11.26%)
Arch Coal, Inc., Class A	9,881	288,426
Chevron Corp.	5,904	543,168
ConocoPhillips	12,710	535,091
CVR Energy, Inc.	29,684	707,963
Halliburton Co.	95,079	998,330
Helmerich & Payne, Inc.	34,522	682,500
HollyFrontier Corp.	25,830	853,423
Murphy Oil Corp.	92,947	1,102,351
Schlumberger, Ltd.	37,064	623,417
Valero Energy Corp.	8,693	550,702
		6,885,371

Financials (15.64%)
Aflac, Inc.	14,154	527,095
Allstate Corp.	6,817	693,425
Ameriprise Financial, Inc.	4,965	570,677
Assured Guaranty, Ltd.	16,408	487,810
CIT Group, Inc.	16,195	307,381
Citizens Financial Group, Inc.	20,706	463,607
Discover Financial Services	8,979	385,828
Franklin Resources, Inc.	25,543	481,230
JPMorgan Chase & Co.	6,236	597,159
Lincoln National Corp.	12,054	427,555
M&T Bank Corp.	4,633	519,267
MetLife, Inc.	15,498	559,168
PNC Financial Services Group, Inc.	5,207	555,431
Synchrony Financial	21,864	432,689
Unum Group	24,764	432,132
US Bancorp	13,243	483,369
Voya Financial, Inc.	13,366	603,742
Waddell & Reed Financial, Inc., Class A	42,111	612,715
Wells Fargo & Co.	14,391	418,059
		9,558,339
Health Care (2.61%)
Biogen, Inc.(b)	2,788	827,562

The accompanying notes are an integral part of the financial statements.
18	www.cambriafunds.com

Cambria Shareholder Yield ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Health Care (continued)
McKesson Corp.	5,453	$770,236
		1,597,798
Industrials (12.02%)
AerCap Holdings NV(b)	29,766	837,020
Copa Holdings SA, Class A	14,350	634,414
Cummins, Inc.	4,562	745,887
Delta Air Lines, Inc.	12,518	324,341
Eaton Corp. PLC	8,861	739,894
KAR Auction Services, Inc.	29,561	442,824
nVent Electric PLC	36,613	682,832
Robert Half International, Inc.	13,325	629,873
Southwest Airlines Co.	13,454	420,437
United Airlines Holdings, Inc.(b)	19,516	577,283
Wabash National Corp.	49,692	407,474
Werner Enterprises, Inc.	22,632	907,996
		7,350,275
Information Technology (14.41%)
Apple, Inc.	3,372	990,694
Avnet, Inc.	16,573	497,522
Cirrus Logic, Inc.(b)	13,656	1,032,394
Corning, Inc.	25,913	570,345
Hewlett Packard Enterprise Co.	49,289	495,847
HP, Inc.	39,606	614,289
Intel Corp.	14,432	865,631
Micron Technology, Inc.(b)	15,088	722,564
Qorvo, Inc.(b)	9,933	973,732
Tech Data Corp.(b)	7,095	997,841
Western Union Co.	31,862	607,608
Xerox Holdings Corp.	24,112	441,009
		8,809,476
Materials (11.67%)
Cabot Corp.	17,835	604,428
Domtar Corp.	25,871	604,347
DuPont de Nemours, Inc.	17,138	805,829
Eastman Chemical Co.	10,045	607,823
Huntsman Corp.	38,622	649,236
International Paper Co.	17,630	603,827
Louisiana-Pacific Corp.	29,234	584,680
LyondellBasell Industries NV, Class A	8,282	479,942
Olin Corp.	38,663	516,151
Steel Dynamics, Inc.	24,928	605,003
Trinseo SA	28,823	589,430
Warrior Met Coal, Inc.	38,253	480,075
		7,130,771
	Shares	Value
Real Estate (0.77%)
Realogy Holdings Corp.	108,732	$471,897

Total Common Stocks
(Cost $73,483,408)		60,785,399

	Shares	Value
Short-Term Investment (3.96%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(c)(d)	2,418,178	$2,418,178

Total Short-Term Investment
(Cost $2,418,178)		2,418,178

Total Investments (103.40%)
(Cost $75,901,586)		$63,203,577

Liabilities Less Other Assets (-3.40%)		(2,076,625)

Net Assets (100.00%)		$61,126,952

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $2,285,433.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield as of April 30, 2020.
(d)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $2,418,178.

Investment Abbreviations:

PLC - Public Limited Company

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	19

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
April 30, 2020

Sector Weightings
Cambria Foreign Shareholder Yield ETF
Financial	23.22%
Materials	20.08%
Consumer Discretionary	18.43%
Industrials	10.18%
Communication Services	9.79%
Energy	6.97%
Consumer Staples	5.08%
Health Care	2.48%
Utilities	1.91%
Information Technology	0.93%
Other	0.93%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (95.11%)
Australia (11.22%)
AGL Energy, Ltd.	17,120	$189,209
Alumina, Ltd.	107,682	121,746
BHP Group, Ltd.	9,760	205,749
BlueScope Steel, Ltd.	10,020	66,927
Crown Resorts, Ltd.	20,031	129,096
Fortescue Metals Group, Ltd.	47,440	369,734
Perpetual, Ltd.	8,671	170,078
Qantas Airways, Ltd.	48,222	121,296
South32, Ltd.	180,680	233,714
Super Retail Group, Ltd.	44,001	182,075
Whitehaven Coal, Ltd.	61,780	73,271
Woodside Petroleum, Ltd.	9,600	140,443
		2,003,338
Belgium (1.18%)
Ageas	5,856	210,809
Canada (7.92%)
Canadian Natural Resources, Ltd.	8,000	133,970
Ensign Energy Services, Inc.(a)	34,000	15,144
Great-West Lifeco, Inc.	7,011	115,444
iA Financial Corp., Inc.	6,000	194,792
Imperial Oil, Ltd.	10,000	161,572
Labrador Iron Ore Royalty Corp.	11,692	165,811
Magna International, Inc.	6,080	236,919
Methanex Corp.	4,000	63,594
Norbord Inc	6,000	97,331
	Shares	Value
Canada (continued)
Suncor Energy, Inc.	8,000	$142,649
Whitecap Resources, Inc.	66,000	86,770
		1,413,996
Denmark (1.56%)
Pandora A/S	2,245	79,754
Scandinavian Tobacco Group A/S(b)(c)	17,300	199,442
		279,196
Finland (2.35%)
Nokian Renkaat Oyj(a)	8,900	190,527
Stora Enso Oyj(d)	19,320	229,922
		420,449
France (4.95%)
AXA SA	7,253	128,729
BNP Paribas SA	4,567	143,512
Casino Guichard Perrachon SA(a)	3,678	137,966
Engie SA	12,554	136,253
Metropole Television SA	11,063	123,174
Rexel SA	22,820	213,813
		883,447
Germany (3.18%)
Freenet AG	8,696	164,909
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,447	318,409
TUI AG	20,960	83,998
		567,316
Great Britain (18.20%)
Anglo American PLC	5,520	98,390
Aviva PLC	41,180	125,412
Babcock International Group PLC	18,700	99,274
Barratt Developments PLC	35,780	233,886
Bellway PLC	5,280	177,093
Dialog Semiconductor PLC(d)	5,020	158,159
Direct Line Insurance Group PLC	36,492	125,245
Fiat Chrysler Automobiles NV	9,600	84,330
HSBC Holdings PLC	27,138	140,139
Inchcape PLC	32,420	204,776
Kingfisher PLC	45,091	89,334
Legal & General Group PLC	60,768	156,594
Lloyds Banking Group PLC	364,040	147,822
Man Group PLC	137,520	231,056
Persimmon PLC	10,280	285,494
Redrow PLC	27,060	157,186
Rio Tinto PLC	5,446	252,727

The accompanying notes are an integral part of the financial statements.
20	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Great Britain (continued)
Royal Mail PLC	40,438	$84,801
Standard Life Aberdeen PLC	58,740	163,576
Vodafone Group PLC	70,183	99,126
WPP PLC	17,460	136,607
		3,251,027
Hong Kong (2.20%)
Shandong Chenming Paper Holdings, Ltd.	255,000	98,349
Shougang Fushan Resources Group, Ltd.	1,480,000	293,995
		392,344
Italy (3.64%)
Assicurazioni Generali SpA	11,480	163,734
Eni SpA	18,960	181,055
Societa Cattolica di Assicurazioni SC	25,480	140,589
Unipol Gruppo SpA	48,089	165,684
		651,062
Japan (22.93%)
Amada Co., Ltd.	20,000	183,199
Astellas Pharma, Inc.	12,000	199,767
Bridgestone Corp.	6,000	188,865
Concordia Financial Group, Ltd.	60,000	185,622
Ebara Corp.	8,000	178,838
GungHo Online Entertainment, Inc.	12,000	187,299
Japan Post Holdings Co., Ltd.	24,000	193,404
Japan Tobacco, Inc.	10,000	187,718
Kaken Pharmaceutical Co., Ltd.	4,000	220,286
KDDI Corp.	12,000	347,649
Kurabo Industries, Ltd.	8,000	183,013
Mitsubishi Gas Chemical Co., Inc.	16,000	198,146
Nikon Corp.	18,000	168,905
Nippon Carbon Co., Ltd.	6,000	185,901
Nippon Light Metal Holdings Co., Ltd.	118,000	189,125
Nitto Denko Corp.	4,000	201,649
NSK, Ltd.	28,000	195,164
Showa Denko KK	10,000	221,311
Ushio, Inc.	18,000	191,884
Z Holdings Corp.	74,000	288,925
		4,096,670
Netherlands (6.61%)
Aegon NV	50,280	129,484
ASR Nederland NV	4,575	123,082
Koninklijke Ahold Delhaize NV	13,980	339,492
NN Group NV	6,760	195,645
	Shares	Value
Netherlands (continued)
Randstad NV	4,211	$169,034
Royal Dutch Shell PLC, Class A	7,040	117,486
Signify NV(b)(c)	5,216	106,403
Norway (0.87%)
Telenor ASA	10,103	155,070

Spain (0.73%)
Repsol SA	14,360	130,833

Sweden (4.36%)
Betsson AB(d)	48,080	273,034
JM AB	8,716	162,023
SSAB AB(d)	77,360	182,225
Telia Co. AB	46,765	161,784
		779,066
Switzerland (3.21%)
Glencore PLC	64,600	119,685
Swatch Group AG	4,480	174,419
Zurich Insurance Group AG	880	280,160
		574,264
Total Common Stocks
(Cost $23,010,398)		16,989,513

	Shares	Value
Short-Term Investment (1.50%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(e)(f)	268,409	$268,409

Total Short-Term Investment
(Cost $268,409)		268,409

Total Investments (96.61%)
(Cost $23,278,807)		$17,257,922

Other Assets Less Liabilities (3.38%)		604,339

Net Assets (100.00%)		$17,862,261

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	21

Cambria Foreign Shareholder Yield ETF	Schedule of Investments
April 30, 2020

(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $253,588.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of April 30, 2020, these securities had a total aggregate market value of $305,845, which represented approximately 1.71% of net assets.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of April 30, 2020, the aggregate market value of those securities was $305,845 representing 1.71% of the Fund’s net assets.
(d)	Non-income producing security.
(e)	Rate shown is the 7-day effective yield as of April 30, 2020.
(f)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $268,409.

Investment Abbreviations:

PLC - Public Limited Company

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
22	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
April 30, 2020

Sector Weightings
Cambria Global Value ETF
Financial	25.20%
Utilities	16.01%
Materials	13.30%
Energy	10.68%
Other	8.69%
Industrials	8.28%
Consumer Staples	7.37%
Communication Services	4.34%
Real Estate	3.19%
Consumer Discretionary	2.94%
100.00%
Percentages based on total investments.

	Shares	Value
Common Stocks (90.28%)
Austria (7.90%)
BAWAG Group AG(a)(b)	38,114	$1,295,625
Erste Group Bank AG	21,594	469,136
Erste Group Bank AG	32,922	713,081
IMMOFINANZ AG	56,404	1,043,363
Raiffeisen Bank International AG	59,944	1,033,302
UNIQA Insurance Group AG	143,252	963,878
voestalpine AG	47,908	991,991
Wienerberger AG	59,708	1,115,603
		7,625,979
Chile (7.73%)
Banco de Credito e Inversiones SA	29,382	1,090,889
CAP SA(c)	220,778	1,077,579
Cencosud SA	860,456	1,040,916
Cia Cervecerias Unidas SA	138,886	998,103
Colbun SA	7,057,108	1,035,448
Empresa Nacional de Telecomunicaciones SA(c)	195,172	1,180,523
Latam Airlines Group SA	276,356	1,044,320
		7,467,778
Czech Republic (7.95%)
CEZ AS	111,156	2,073,042
Komercni banka AS(c)	70,328	1,490,850
Moneta Money Bank AS(a)(b)	642,746	1,344,325
PFNonwovens SA(c)	48,498	1,224,286
Philip Morris CR AS	2,714	1,550,311
		7,682,814
	Shares	Value
Greece (8.71%)
Athens Water Supply & Sewage Co. SA	19,819	$147,253
Bank of Greece	44,463	640,246
FF Group(c)(d)(e)	25,407	0
Hellenic Petroleum SA	147,146	975,566
Hellenic Telecommunications Organization SA	100,300	1,329,962
JUMBO SA	56,941	891,682
Karelia Tobacco Co. Inc SA	5,015	1,461,859
Motor Oil Hellas Corinth Refineries SA	109,032	1,602,270
Mytilineos SA	97,704	728,072
Public Power Corp. SA(c)	219,362	637,030
		8,413,940
Italy (8.43%)
Atlantia SpA	49,499	805,790
Enel SpA	277,654	1,897,417
Eni SpA	79,640	760,504
Intesa Sanpaolo SpA	533,919	832,594
Telecom Italia SpA(c)	2,373,479	940,517
UniCredit SpA(c)	96,559	743,771
Unipol Gruppo SpA	269,257	927,689
UnipolSai Assicurazioni SpA	503,535	1,238,242
		8,146,524
Poland (7.92%)
Alior Bank SA(c)	224,908	816,950
Bank Polska Kasa Opieki SA	42,362	530,750
Eurocash SA	153,518	791,864
Grupa Lotos SA	68,471	1,029,177
Jastrzebska Spolka Weglowa SA	249,098	821,961
KGHM Polska Miedz SA(c)	45,430	842,943
PGE Polska Grupa Energetyczna SA(c)	497,606	494,392
Polski Koncern Naftowy ORLEN SA	47,318	711,230
Powszechna Kasa Oszczednosci Bank Polski SA	122,602	650,422
Santander Bank Polska SA	12,154	477,512
Tauron Polska Energia SA(c)	1,770,497	483,507
		7,650,708
Portugal (8.59%)
Altri SGPS SA	60,326	318,643
Corticeira Amorim SGPS SA	152,975	1,612,681
EDP - Energias de Portugal SA	381,882	1,611,175
Galp Energia SGPS SA	107,083	1,233,908
Jeronimo Martins SGPS SA	35,216	594,889

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	23

Cambria Global Value ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Portugal (continued)
Mota-Engil SGPS SA	208,860	$263,212
Navigator Co. SA	287,094	746,892
NOS SGPS SA	177,590	662,462
REN - Redes Energeticas Nacionais SGPS SA	87,608	237,614
Semapa-Sociedade de Investimento e Gestao	102,542	1,011,340
		8,292,816
Russia (8.26%)
Alrosa PJSC	1,432,992	1,200,958
Gazprom Neft PJSC	379,960	1,717,352
Gazprom PJSC	423,266	1,083,579
Rosneft Oil Co. PJSC	224,672	1,016,083
Sberbank of Russia PJSC	326,333	867,305
Severstal PAO	94,164	1,128,687
Unipro PJSC	25,440,328	961,157
		7,975,121
Singapore (8.04%)
CapitaLand, Ltd.	460,200	982,308
City Developments, Ltd.	177,000	999,128
ComfortDelGro Corp., Ltd.	637,200	745,580
Golden Agri-Resources, Ltd.	4,895,400	541,561
Jardine Cycle & Carriage, Ltd.	47,200	673,114
Oversea-Chinese Banking Corp., Ltd.	141,600	907,750
SATS, Ltd.	318,600	741,062
Sembcorp Industries, Ltd.	531,000	610,020
Singapore Airlines, Ltd.	165,200	715,791
United Overseas Bank, Ltd.	59,000	851,016
		7,767,330
Spain (8.46%)
Acciona SA	7,570	749,924
Banco Bilbao Vizcaya Argentaria SA	122,414	400,700
Banco Santander SA	170,046	379,679
CaixaBank SA	244,657	439,966
Enagas SA	40,146	936,636
Endesa SA	47,448	1,052,921
Ferrovial SA	26,967	673,783
Iberdrola SA	180,930	1,812,215
Mapfre SA	375,289	687,219
Naturgy Energy Group SA	58,914	1,040,080
		8,173,123
Turkey (8.29%)
Akbank T.A.S.(c)	994,401	837,974
Eregli Demir ve Celik Fabrikalari TAS	714,464	826,957
Haci Omer Sabanci Holding AS	715,286	837,118

	Shares	Value
Turkey (continued)
KOC Holding AS	381,309	$836,867
Petkim Petrokimya Holding AS(c)	1,743,648	885,607
Turkiye Halk Bankasi AS(c)	1,029,901	766,219
Turkiye Is Bankasi AS, Class C(c)	1,078,688	763,932
Turkiye Sise ve Cam Fabrikalari AS	984,122	682,880
Turkiye Vakiflar Bankasi TAO(c)	1,044,197	676,760
Yapi ve Kredi Bankasi AS(c)	2,967,625	891,625
		8,005,939
Total Common Stocks
(Cost $119,214,442)		87,202,072

Exchange Traded Funds (7.79%)
United States (7.79%)
Equity ETF (7.79%)
iShares® MSCI Colombia ETF	950,000	7,524,000

Total Exchange Traded Funds
(Cost $7,497,477)		7,524,000

	Shares	Value
Short-Term Investment (0.13%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(f)(g)(h)	130,200	$130,200

Total Short-Term Investment
(Cost $130,200)		130,200

Total Investments (98.20%)
(Cost $126,842,119)		$94,856,272

Other Assets Less Liabilities (1.80%)		1,731,197

Net Assets (100.00%)		$96,587,469

Percentages based on Net Assets.

(a)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of April 30, 2020, these securities had a total aggregate market value of $2,639,950, which represented approximately 2.73% of net assets.
The accompanying notes are an integral part of the financial statements.
24	www.cambriafunds.com

Cambria Global Value ETF	Schedule of Investments
April 30, 2020

(b)	Securities exempt from registration under the Securities Act, and may be deemed to be “restricted securities” under the Securities Act. As of April 30, 2020, the aggregate market value of those securities was $2,639,950 representing 2.73% of the Fund’s net assets.
(c)	Non-income producing security.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	These securities are considered to be illiquid. The aggregate value of these securities at April 30, 2020 was $0, which represent 0.00% of the Fund’s Net Assets.
(f)	Rate shown is the 7-day effective yield as of April 30, 2020.
(g)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $130,200. As of April 30, 2020, there were no securities on loan.
(h)	Collateral may occasionally be posted when no securities have been loaned.

Investment Abbreviations:

ETF- Exchange Traded Fund

PJSC - Private Joint Stock Company

Cambria Global Value ETF

		Level 2 -
	Level 1 -	Other	Level 3 -
	Quoted and	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Prices	Inputs	Inputs(1)	Total
Common Stocks
Austria	7,625,979	–	–	7,625,979
Chile	7,467,778	–	–	7,467,778
Czech Republic	7,682,814	–	–	7,682,814
Greece	6,952,081	1,461,859	–	8,413,940
Italy	8,146,524	–	–	8,146,524
Poland	7,650,708	–	–	7,650,708
Portugal	8,292,816	–	–	8,292,816
Russia	7,975,121	–	–	7,975,121
Singapore	7,767,330	–	–	7,767,330
Spain	8,173,123	–	–	8,173,123
Turkey	8,005,939	–	–	8,005,939

Exchange Traded Funds
United States	7,524,000	–	–	7,524,000
Short-Term Investment
United States	130,200	–	–	130,200
Total	$93,394,413	$1,461,859	$–	$94,856,272

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 3 is one security with total value of $0. A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.
The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	25

Cambria Global Momentum ETF	Schedule of Investments
April 30, 2020

Sector Weightings
Cambria Global Momentum ETF
Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds (97.71%)
United States (97.71%)
Affiliated ETF (11.83%)
Cambria Sovereign Bond ETF*	181,150	$4,126,597
Cambria Tail Risk ETF*	226,660	5,158,782
		9,285,379
Equity ETF (19.48%)
Invesco DB Precious Metals Fund	137,380	6,026,860
Schwab US TIPS ETF(a)	76,999	4,548,331
SPDR® Portfolio TIPS ETF	158,619	4,706,226
		15,281,417
Fixed Income ETF (66.40%)
iShares® 1-3 Year Treasury Bond ETF	78,404	6,805,467
iShares® 20+ Year Treasury Bond ETF	37,264	6,213,399
iShares® 3-7 Year Treasury Bond ETF	36,262	4,835,175
iShares® 7-10 Year Treasury Bond ETF	40,801	4,964,258
iShares® MBS ETF	61,676	6,852,204
Vanguard® Long-Term Bond ETF	53,943	5,915,929
Vanguard® Short-Term Bond ETF(a)	141,058	11,662,675
Vanguard® Total Bond Market ETF	55,311	4,840,266
		52,089,373
Total Exchange Traded Funds
(Cost $74,582,020)		76,656,169

	Shares	Value
Short-Term Investment (11.21%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(b)(c)	8,791,004	$8,791,004
Total Short-Term Investment
(Cost $8,791,004)		$8,791,004
	Shares	Value
Total Investments (108.92%)
(Cost $83,373,024)		$85,447,173

Liabilities Less Other Assets (-8.92%)		(6,998,154)

Net Assets (100.00%)		$78,449,019

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $8,580,221.
(b)	Rate shown is the 7-day effective yield as of April 30, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $8,791,004.

Investment Abbreviations:

ETF - Exchange Traded Fund

MBS - Mortgage-Backed Security

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
26	www.cambriafunds.com

Cambria Global Momentum ETF	Schedule of Investments
April 30, 2020

Transactions with affiliated companies during the year ended April 30, 2020 are as follows:

				Change in
	Value at	Purchases	Proceeds	Unrealized Appreciation/	Realized	Value at	Shares at	Dividend	Capital
Security Name	4/30/2019	at Cost	from Sales	(Depreciation)	Gain/(Loss)	4/30/2020	4/30/2020	Income	Gains
Cambria Emerging Shareholder Yield ETF	$–	$7,981,625	$(7,803,619)	$–	$(178,006)	$–	–	$208,117	$–
Cambria Foreign Shareholder Yield ETF	–	5,918,475	(5,370,458)	–	(548,017)	–	–	44,031	–
Cambria Global Value ETF	–	13,622,532	(12,256,222)	–	(1,366,310)	–	–	–	–
Cambria Shareholder Yield ETF	–	13,081,340	(12,201,803)	–	(879,537)	–	–	33,864	–
Cambria Sovereign Bond ETF	–	13,074,013	(8,188,038)	(418,855)	(340,523)	4,126,597	181,150	87,471	143
Cambria Tail Risk ETF	–	5,565,084	(744,749)	307,694	30,753	5,158,782	226,660	11,291	–
	$–	$59,243,069	$(46,564,889)	$(111,161)	$(3,281,640)	$9,285,379	407,810	$384,774	$143

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	27

Cambria Global Asset Allocation ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Global Asset Allocation ETF

Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds (98.76%)
United States (98.76%)
Affiliated ETF (32.70%)
Alpha Architect US Quantitative Momentum ETF(d)	91,112	$2,802,605
Cambria Emerging Shareholder Yield ETF*	176,032	4,325,986
Cambria Foreign Shareholder Yield ETF*	105,865	1,860,260
Cambria Global Value ETF(a)*	147,633	2,397,560
Cambria Shareholder Yield ETF*	96,397	2,880,265
Cambria Sovereign Bond ETF*	168,127	3,829,933
Cambria Value and Momentum ETF*	63,780	1,030,966
		19,127,575
Equity ETF (30.05%)
Alpha Architect International Quantitative Momentum ETF	43,622	998,944
iShares® Edge MSCI USA Momentum Factor ETF	224	26,643
Schwab U.S. REIT ETF(a)	39,345	1,387,698
Schwab US TIPS ETF(a)	28,864	1,704,996
Vanguard® Global ex-U.S. Real Estate ETF	28,331	1,264,979
Vanguard® Intermediate-Term Government Bond ETF	32,454	2,285,735
Vanguard® Long-Term Treasury ETF(a)	22,728	2,314,165
Vanguard® Mid-Cap ETF	372	55,945
Vanguard® Total Stock Market ETF(a)	14,844	2,164,849
		12,203,954
Fixed Income ETF (28.85%)
iShares® Short Treasury Bond ETF	9,275	1,028,690
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	29,441	1,469,989
VanEck Vectors Emerging Markets High Yield Bond ETF(a)	91,530	1,868,127
	Shares	Value
Fixed Income ETF (continued)
VanEck Vectors International High Yield Bond ETF	43,656	$950,828
Vanguard® Intermediate-Term Corporate Bond ETF	18,578	1,697,100
Vanguard® Short-Term Corporate Bond ETF	13,142	1,065,554
Vanguard® Total Bond Market ETF	42,021	3,677,258
Vanguard® Total International Bond ETF	46,211	2,646,966
		14,404,512
Multi-Asset ETF (7.16%)
Alpha Architect Value Momentum Trend ETF	42,596	912,475
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	231,907	2,662,292
		3,574,767
Total Exchange Traded Funds
(Cost $55,343,236)		49,310,808

	Shares	Value
Short-Term Investment (12.03%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(b)(c)	6,006,838	$6,006,838

Total Short-Term Investment
(Cost $6,006,838)		6,006,838

Total Investments (110.79%)
(Cost $61,350,074)		$55,317,646

Liabilities Less Other Assets (-10.79%)		(5,388,141)

Net Assets (100.00%)		$49,929,505

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $5,837,955.

The accompanying notes are an integral part of the financial statements.
28	www.cambriafunds.com

Cambria Global Asset Allocation ETF	Schedule of Investments
April 30, 2020

(b)	Rate shown is the 7-day effective yield as of April 30, 2020.
(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $6,006,838.
(d)	Investment is deemed to be an affiliate by virtue of the Fund owning at least 5% of shares of the issuer.

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

MSCI - Morgan Stanley Capital International

REIT - Real Estate Investment Trust

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	29

Cambria Global Asset Allocation ETF	Schedule of Investments
April 30, 2020

Transactions with affiliated companies during the year ended April 30, 2020 are as follows:

				Change in
	Value at	Purchases	Proceeds	Unrealized Appreciation/	Realized	Value at	Shares at	Dividend	Capital
Security Name	4/30/2019	at Cost	from Sales	(Depreciation)	Gain/(Loss)	4/30/2020	4/30/2020	Income	Gains
Alpha Architect US Quantitativ Momentum ETF	$–	$2,235,420	$(238,967)	$765,869	$40,283	$2,802,605	91,112	$–	$–
Cambria Emerging Shareholder Yield ETF	5,756,475	937,761	(1,216,990)	(1,343,401)	192,141	4,325,986	176,032	238,266	–
Cambria Foreign Shareholder Yield ETF	2,917,359	243,534	(581,869)	(657,681)	(61,083)	1,860,260	105,865	118,156	–
Cambria Global Value ETF	3,484,839	589,993	(730,445)	(1,012,641)	65,814	2,397,560	147,633	104,656	–
Cambria Shareholder Yield ETF	3,871,820	569,993	(807,565)	(827,300)	73,317	2,880,265	96,397	85,332	–
Cambria Sovereign Bond ETF	4,882,337	417,025	(1,087,711)	(305,892)	(75,826)	3,829,933	168,127	167,960	18,099
Cambria Value and Momentum ETF	–	1,128,530	(98,577)	–	1,013	1,030,966	63,780	1,273	–
	$20,912,830	$6,122,256	$(4,762,124)	$(3,381,046)	$235,659	$19,127,575	848,946	$715,643	$18,099

As of April 30, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
30	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Value and Momentum ETF

Industrials	20.99%
Information Technology	16.38%
Consumer Discretionary	15.57%
Financial	14.87%
Energy	9.87%
Health Care	7.82%
Consumer Staples	6.89%
Materials	3.88%
Communication Services	3.73%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (83.31%)
Communication Services (3.11%)
AT&T, Inc.	2,823	$86,017
Meet Group, Inc.(a)	12,461	76,884
TEGNA, Inc.	8,765	93,961
Tribune Publishing Co.	9,230	79,101
		335,963
Consumer Discretionary (12.97%)
Buckle, Inc.(b)	3,770	57,719
Cato Corp.	6,074	68,393
Gentex Corp.	3,880	94,051
Lennar Corp., Class A	1,958	98,037
MDC Holdings, Inc.	3,018	88,276
Meritage Homes Corp.(a)	1,917	100,758
PetMed Express, Inc.(b)	2,556	101,141
PulteGroup, Inc.	3,010	85,093
Rent-A-Center, Inc., Class A	5,698	113,419
Rubicon Project, Inc.(a)	11,768	84,377
Stamps.com, Inc.(a)	709	112,213
Target Corp.	1,037	113,800
TopBuild Corp.(a)	1,088	101,391
XPEL, Inc.(a)(c)	8,951	111,708
Zumiez, Inc.(a)	3,447	72,870
		1,403,246
Consumer Staples (5.74%)
Central Garden & Pet Co., Class A(a)	2,905	88,341
Fresh Del Monte Produce, Inc.	2,075	59,158
Ingles Markets, Inc., Class A	2,682	109,506
John B Sanfilippo & Son, Inc.	1,098	90,179
Sanderson Farms, Inc.	722	98,293
	Shares	Value
Consumer Staples (continued)
SpartanNash Co.	5,962	$102,248
Tyson Foods, Inc., Class A	1,181	73,447
		621,172
Energy (8.23%)
CNX Resources Corp.(a)	10,759	114,045
Cosan, Ltd.(a)	8,463	112,897
DHT Holdings, Inc.	9,893	71,823
Dorian LPG, Ltd.(a)	9,876	93,723
International Seaways, Inc.	3,081	74,560
Nordic American Tankers, Ltd.(b)	18,765	112,965
Renewable Energy Group, Inc.(a)	3,613	89,639
Teekay Tankers, Ltd.(a)	5,681	115,381
World Fuel Services Corp.	4,205	105,125
		890,158
Financials (12.39%)
AMERISAFE, Inc.	1,118	71,183
Arch Capital Group, Ltd.(a)	3,863	92,828
Cannae Holdings, Inc.(a)	3,055	96,385
Cincinnati Financial Corp.	1,193	78,499
eHealth, Inc.(a)	1,093	116,623
Employers Holdings, Inc.	2,222	67,482
Hanover Insurance Group, Inc.	835	83,817
Meta Financial Group, Inc.	2,990	55,076
NBT Bancorp, Inc.	2,002	66,326
Old Republic International Corp.	7,047	112,400
Radian Group, Inc.	5,931	88,846
RenaissanceRe Holdings, Ltd.	762	111,260
Selective Insurance Group, Inc.	1,516	75,997
Voya Financial, Inc.	2,479	111,977
WR Berkley Corp.	2,062	111,348
		1,340,047
Health Care (6.51%)
Biogen, Inc.(a)	239	70,942
Cigna Corp.	455	89,080
Corcept Therapeutics, Inc.(a)(b)	6,539	82,784
CVS Health Corp.	1,092	67,213
Humana, Inc.	273	104,237
McKesson Corp.	494	69,777
Owens & Minor, Inc.	14,103	99,849
XBiotech, Inc.(a)(b)	7,633	120,754
		704,636
Industrials (17.49%)
AGCO Corp.	1,794	94,795
Arcosa, Inc.	2,633	98,132

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	31

Cambria Value and Momentum ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Industrials (continued)
Argan, Inc.	2,067	$77,595
BMC Stock Holdings, Inc.(a)	4,557	96,836
Builders FirstSource, Inc.(a)	5,123	94,007
Construction Partners, Inc.(a)	5,884	107,854
Cummins, Inc.	705	115,267
EMCOR Group, Inc.	1,123	71,344
Foundation Building Materials, Inc.(a)	6,571	76,881
FTI Consulting, Inc.(a)	874	111,313
Gibraltar Industries, Inc.(a)	1,612	74,636
Hub Group, Inc., Class A(a)	1,551	74,619
Jacobs Engineering Group, Inc.	1,158	95,825
Kimball International, Inc., Class B	6,282	77,080
ManpowerGroup, Inc.	1,181	87,677
Oshkosh Corp.	1,149	77,592
Quanta Services, Inc.	2,487	90,427
Saia, Inc.(a)	1,095	101,309
Schneider National, Inc.	3,913	85,734
Universal Forest Products, Inc.	2,631	108,187
Werner Enterprises, Inc.	1,859	74,583
		1,891,693
Information Technology (13.64%)
Anixter International, Inc.(a)	1,266	117,561
Benchmark Electronics, Inc.	3,582	74,004
Canadian Solar, Inc.(a)	6,297	112,339
Diodes, Inc.(a)	1,807	91,958
Fabrinet(a)	1,788	112,197
KBR, Inc.	5,382	109,039
KEMET Corp.	4,312	116,467
ManTech International Corp., Class A	923	68,819
Micron Technology, Inc.(a)	2,151	103,011
NortonLifeLock, Inc.	3,536	75,211
Photronics, Inc.(a)	6,032	72,082
Sanmina Corp.(a)	4,050	112,307
Super Micro Computer, Inc.(a)	3,458	79,188
Tech Data Corp.(a)	835	117,434
Ultra Clean Holdings, Inc.(a)	6,227	114,515
		1,476,132
Materials (3.23%)
Boise Cascade Co.	2,704	84,554
Commercial Metals Co.	5,603	89,312
Reliance Steel & Aluminum Co.	1,053	94,328
	Shares	Value
Materials (continued)
Stepan Co.	855	$81,567
		349,761
Total Common Stocks
(Cost $8,908,231)		9,012,808

	Shares	Value
Short-Term Investment (3.39%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(d)(e)	366,317	$366,317

Total Short-Term Investment
(Cost $366,317)		366,317

Total Investments (86.70%)
(Cost $9,274,548)		$9,379,125

Other Assets Less Liabilities (13.30%)		1,438,942

Net Assets (100.00%)		$10,818,067

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $350,962.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of April 30, 2020, the aggregate market value of those securities was $111,708 representing 1.03% of the Fund's net assets.
(d)	Rate shown is the 7-day effective yield as of April 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $366,317.

The accompanying notes are an integral part of the financial statements.
32	www.cambriafunds.com

Cambria Value and Momentum ETF	Schedule of Investments
April 30, 2020

The open futures contracts held by the Fund as of April 30, 2020 are as follows:

	Number of
Type of	Contracts	Expiration	Notional		Unrealized
Contract	Short	Date	Amount	Value	Depreciation
S&P 500 Index E-MINI	48	Jun-2020	$(5,735,899)	$(6,965,760)	$(1,229,861)

For the year ended April 30, 2020, the monthly average notional value of the short equity futures contracts held was $(6,723,698) and the ending notional value of the futures contacts was $(5,735,895).

As of April 30, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	33

Cambria Sovereign Bond ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Sovereign Bond ETF
Sovereign Debt	90.33%
U.S. Treasury Obligations	9.67%
100.00%

Percentages based on total investments.

		Face Amount	Value
Sovereign Debt (79.89%)
Argentina (0.53%)
Argentine Bonos del Tesoro
15.500%, 10/17/2026	ARS	7,416,423	$32,928
16.000%, 10/17/2023	ARS	7,741,104	39,991
18.200%, 10/3/2021	ARS	7,807,548	46,539
			119,458
Brazil (6.25%)
Brazil Notas do Tesouro Nacional Serie F,
10.000%, 1/1/2027	BRL	3,180,000	668,849
Brazilian Government International Bond,
8.500%, 1/5/2024	BRL	3,850,000	729,234
			1,398,083
Chile (2.30%)
Bonos de la Tesoreria de la Republica en pesos
4.500%, 3/1/2026	CLP	160,000,000	218,513
6.000%, 1/1/2024	CLP	210,000,000	295,358
			513,871
Colombia (3.71%)
Colombia Government International Bond,
4.500%, 1/28/2026(b)	USD	200,000	204,002
Colombian TES
7.000%, 5/4/2022	COP	819,000,000	217,562
7.500%, 8/26/2026	COP	812,500,000	219,052
11.000%, 7/24/2020	COP	741,000,000	190,073
			830,689
Croatia (2.38%)
Croatia Government International Bond
5.500%, 4/4/2023	USD	350,000	376,996
6.000%, 1/26/2024	USD	140,000	155,836
			532,832
		Face Amount	Value
Czech Republic (3.62%)
Czech Republic Government Bond,
0.250%, 2/10/2027	CZK	21,280,000	$811,284

Greece (2.94%)
Hellenic Republic Government Bond,
3.650%, 2/24/2024(a)	EUR	560,916	657,683

Hungary (2.45%)
Hungary Government Bond
5.500%, 6/24/2025	HUF	82,700,000	307,354
6.000%, 11/24/2023	HUF	67,200,000	241,149
			548,503
Indonesia (2.78%)
Indonesia Treasury Bond
7.000%, 5/15/2027	IDR	2,760,000,000	177,661
8.375%, 3/15/2024	IDR	6,390,000,000	444,400
			622,061
Italy (1.90%)
Italy Buoni Poliennali Del Tesoro, 2.800%,
12/1/2028	EUR	357,000	425,876

Malaysia (3.19%)
Malaysia Government Investment Issue,
4.070%, 9/30/2026	MYR	158,000	39,574
Malaysia Government Bond
4.181%, 7/15/2024	MYR	1,442,000	357,106
4.392%, 4/15/2026	MYR	158,000	40,053
4.498%, 4/15/2030	MYR	1,055,000	276,297
			713,030
Mexico (6.07%)
Mexican Bonos
7.500%, 6/3/2027	MXN	10,786,298	480,337
8.500%, 5/31/2029	MXN	8,906,716	417,194
10.000%, 12/5/2024	MXN	9,421,882	460,774
			1,358,305

The accompanying notes are an integral part of the financial statements.
34	www.cambriafunds.com

Cambria Sovereign Bond ETF	Schedule of Investments
April 30, 2020

		Face Amount	Value
New Zealand (2.24%)
New Zealand Government Bond,
4.500%, 4/15/2027	NZD	643,000	$501,357

Peru (5.33%)
Peruvian Government International Bond,
4.125%, 8/25/2027	USD	1,064,000	1,193,021

Philippines (2.98%)
Philippine Government Bond,
8.000%, 7/19/2031	PHP	23,853,684	667,899

Poland (3.12%)
Republic of Poland Government Bond
2.500%, 7/25/2026	PLN	756,000	196,710
3.250%, 7/25/2025	PLN	693,000	186,179
5.750%, 4/25/2029	PLN	962,000	314,920
			697,809
Romania (2.80%)
Romania Government Bond
4.750%, 2/24/2025	RON	500,000	116,813
5.800%, 7/26/2027	RON	1,470,000	360,505
5.850%, 4/26/2023	RON	630,000	150,342
			627,660
Russia (6.37%)
Russian Federal Bond - OFZ
7.000%, 1/25/2023	RUB	63,875,000	896,535
7.600%, 7/20/2022	RUB	11,343,000	160,279
7.600%, 4/14/2021	RUB	26,859,000	370,122
			1,426,936
Singapore (3.81%)
Singapore Government Bond,
2.875%, 7/1/2029	SGD	1,026,000	852,945

South Africa (5.98%)
Republic of South Africa Government Bond
8.000%, 1/31/2030	ZAR	24,601,648	1,139,408
8.250%, 3/31/2032	ZAR	4,456,473	199,932
			1,339,340
		Face Amount	Value
Thailand (3.32%)
Thailand Government Bond,
3.625%, 6/16/2023	THB	22,143,000	$744,132

Turkey (5.82%)
Turkey Government Bond
8.500%, 9/14/2022	TRY	4,641,000	653,704
10.700%, 2/17/2021	TRY	4,431,000	648,373
			1,302,077
Total Sovereign Debt
(Cost $20,760,359)			17,884,851

U.S. Treasury Obligations (8.55%)
U.S. Treasury Bond, 2.250%,
2/15/2027	USD	1,716,500	1,914,569

Total U.S. Treasury Obligations
(Cost $1,679,245)			1,914,569

Total Investments (88.44%)
(Cost $22,439,604)			$19,799,420

Other Assets Less Liabilities (11.56%)			2,589,051

Net Assets (100.00%)			$22,388,471

Percentages based on Net Assets.

(a)	Step Bonds – Represents the current rate, the step rate, the step date and the final maturity date.
(b)	Security is callable. The next call date is October 28, 2025.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	35

Cambria Sovereign Bond ETF	Schedule of Investments
April 30, 2020

Currency Abbreviations:

ARS — Argentine PesoAUD

BRL — Brazilian Real

CLP — Chilean Peso

COP — Colombian Peso

CZK - Czech Koruna

HUF — Hungarian Forint

IDR - Indonesian Rupiah

EUR — Euro

HUF - Hungarian Forint

IDR - Indonesian Rupiah

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand DollarP

PHP — Philippine Peso

PLN — Polish Zloty

RON — Romanian Leu

RUB — Russian Ruble

SGD - Singapore Dollar

THB — Thailand Baht

TRY— Turkish Lira

USD - United States Dollar

ZAR — South African Ran

As of April 30, 2020, all of the Fund’s investments in securities were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
36	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Emerging Shareholder Yield ETF

Materials	22.82%
Information Technology	21.84%
Industrials	14.68%
Energy	10.48%
Consumer Discretionary	8.61%
Utilities	6.41%
Financial	4.95%
Communication Services	2.81%
Consumer Staples	2.82%
Real Estate	2.62%
Health Care	1.05%
Other	0.91%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (95.55%)
Australia (1.21%)
BHP Group PLC	20,746	$347,474

Brazil (2.23%)
Camil Alimentos SA	184,000	280,167
Cyrela Brazil Realty SA Empreendimentos e Participacoes	71,300	211,753
Direcional Engenharia SA	92,000	148,712
		640,632
China (21.52%)
Anhui Conch Cement Co., Ltd.	46,000	361,948
Bank of Communications Co., Ltd.	460,000	291,932
China Lilang, Ltd.	460,000	281,844
China Petroleum & Chemical Corp., ADR(a)	4,499	223,510
China Shenhua Energy Co., Ltd.	161,000	287,837
China Telecom Corp., Ltd.	1,104,000	380,223
CNOOC, Ltd.	276,000	312,936
Fufeng Group, Ltd.	650,572	221,543
Great Wall Motor Co., Ltd.	471,500	315,043
Greatview Aseptic Packaging Co., Ltd.	638,524	235,560
Greenland Hong Kong Holdings, Ltd.	989,000	366,131
Lenovo Group, Ltd.	337,334	183,624
Lonking Holdings, Ltd.	989,000	334,238
	Shares	Value
China (continued)
Maanshan Iron & Steel Co., Ltd.	828,000	$268,079
Qingdao Port International Co., Ltd.(b)(c)	460,000	247,430
Shenzhen Expressway Co., Ltd.	322,000	366,754
Sinopec Shanghai Petrochemical Co., Ltd., ADR	7,899	210,034
Sinotruk Hong Kong, Ltd.	172,500	347,559
Yadea Group Holdings, Ltd.(b)(c)	1,196,000	450,477
Yanzhou Coal Mining Co., Ltd., Class H	346,096	262,502
Zhejiang Expressway Co., Ltd.	306,666	230,618
		6,179,822
Colombia (0.87%)
Banco De Bogota Sa	15,295	251,040

Czech Republic (1.03%)
O2 Czech Republic AS	33,833	296,328

Greece (3.77%)
Aegean Airlines SA	37,743	243,202
Hellenic Petroleum SA	41,952	278,139
Holding Co. ADMIE IPTO SA	124,016	278,602
Motor Oil Hellas Corinth Refineries SA	19,228	282,563
		1,082,506
India (1.29%)
Tata Chemicals, Ltd.	98,118	369,372

Indonesia (0.85%)
Gudang Garam Tbk PT	80,390	244,818

Mexico (0.44%)
Nemak SAB de CV(b)(c)	676,200	124,853

Russia (16.77%)
Alrosa PJSC	280,600	235,164
Center for Cargo Container Traffic TransContainer PJSC	7,666	836,657
Federal Grid Co. Unified Energy System PJSC	125,810,000	311,128
Gazprom Neft PJSC	85,560	386,716
Gazprom PJSC	162,150	415,111
Inter RAO UES PJSC	4,232,000	285,108

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	37

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Russia (continued)
LUKOIL PJSC	6,578	$427,779
Magnitogorsk Iron & Steel Works PJSC	598,000	324,391
Novolipetsk Steel PJSC	175,720	303,862
OGK-2 PJSC	36,110,000	308,128
Sberbank of Russia PJSC	106,030	281,799
Severstal PAO	32,660	391,476
Unipro PJSC	8,142,000	307,612
		4,814,931
South Africa (7.82%)
AECI, Ltd.	63,457	253,308
African Rainbow Minerals, Ltd.	58,236	428,330
Assore, Ltd.	21,206	361,573
Kumba Iron Ore, Ltd.	22,724	432,413
Nedbank Group, Ltd.	28,405	164,296
Netcare, Ltd.	345,598	289,000
Reunert, Ltd.	65,080	140,409
Telkom SA SOC, Ltd.	86,922	96,697
Truworths International, Ltd.	50,012	79,569
		2,245,595
South Korea (3.81%)
Hanmi Semiconductor Co., Ltd.	52,624	338,172
Huchems Fine Chemical Corp.	23,989	344,542
Kumho Industrial Co., Ltd.	25,768	171,301
Ssangyong Cement Industrial Co., Ltd.	56,903	239,110
		1,093,125
Taiwan (24.31%)
Acter Group Corp., Ltd.	46,000	331,041
ASROCK, Inc.	92,000	361,979
Asustek Computer, Inc.	23,000	156,626
Aten International Co., Ltd.	115,000	355,018
Catcher Technology Co., Ltd.	46,000	352,698
Chenbro Micom Co., Ltd.	138,000	423,237
Chicony Electronics Co., Ltd.	115,000	326,400
CyberPower Systems, Inc.	69,000	194,216
Global Mixed Mode Technology, Inc.	69,000	305,130
Holy Stone Enterprise Co., Ltd.	115,000	481,479
Huaku Development Co., Ltd.	115,000	353,085
Iron Force Industrial Co., Ltd.	69,000	214,635
Powertech Technology, Inc.	115,000	390,597
Radiant Opto-Electronics Corp.	92,000	305,671
Shin Foong Specialty & Applied Materials Co., Ltd.	138,000	413,028
	Shares	Value
Taiwan (continued)
Sino-American Silicon Products, Inc.	115,000	$344,577
Systex Corp.	115,000	314,412
TA-I Technology Co., Ltd.	161,000	435,845
Topco Scientific Co., Ltd.	92,000	318,666
Transcend Information, Inc.	115,000	273,031
Tripod Technology Corp.	92,000	329,494
		6,980,865
Thailand (0.84%)
Tisco Financial Group PLC	105,800	240,343

Turkey (8.79%)
Alarko Holding AS	432,377	280,230
Coca-Cola Icecek AS	47,564	250,563
Enerjisa Enerji AS(b)(c)	244,007	268,811
Eregli Demir ve Celik Fabrikalari TAS	228,344	264,297
Is Yatirim Menkul Degerler AS	470,143	378,025
Iskenderun Demir ve Celik AS	252,261	247,948
Tekfen Holding AS	148,235	302,217
Tofas Turk Otomobil Fabrikasi AS	73,508	234,948
Vestel Beyaz Esya Sanayi ve Ticaret AS	105,275	297,020
		2,524,059
Total Common Stocks
(Cost $31,294,614)		27,435,763

	Shares	Value
Rights (0.00%)
Simplo Technology Co., Ltd., Expires 12/31/2020, Strike Price $83(f)	1,587	0

	Shares	Value
Short-Term Investment (0.47%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(d)(e)	135,850	$135,850

Total Short-Term Investment
(Cost $135,850)		$135,850

The accompanying notes are an integral part of the financial statements.
38	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Schedule of Investments
April 30, 2020

	Shares	Value
Total Investments (96.02%)
(Cost $31,430,464)		$27,571,613

Other Assets Less Liabilities (3.97%)		1,141,061

Net Assets (100.00%)		$28,712,674

Percentages based on Net Assets.

(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $129,168.
(b)	Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of April 30, 2020, these securities had a total aggregate market value of $1,091,571, which represented approximately 3.80% of net assets.
(c)	Securities exempt from registration under the Securities Act, and may be deemed to be "restricted securities" under the Securities Act. As of April 30, 2020, the aggregate market value of those securities was $1,091,571 representing 3.80% of the Fund's net assets.
(d)	Rate shown is the 7-day effective yield as of April 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $135,850.
(f)	Non-income producing security.

Cambria Emerging Shareholder Yield ETF

		Level 2 -
	Level 1 -	Other	Level 3 -
	Quoted and	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Prices	Inputs(1)	Inputs	Total
Common Stocks	$27,435,763	$–	$–	$27,435,763
Rights	–	–	–	–
Short-Term Investment	135,850	–	–	135,850
Total	$27,571,613	$–	$–	$27,571,613

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

(1)	Included in Level 2 is one security with total value of $0.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	39

Cambria Tail Risk ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Tail Risk ETF

U.S. Treasury Obligations	92.46%
Purchased Options	7.54%
100.00%

Percentages based on total investments.

	Face Amount	Value
U.S. Treasury Obligations (88.86%)
U.S. Treasury Bond, 2.250%, 2/15/2027	$105,544,300	$117,723,162

Total U.S. Treasury Obligations
(Cost $112,608,233)		117,723,162

		Notional
	Contracts	Amount	Value
Purchased Options (7.25%)
Put Options
S&P 500® Index
Expires 03/19/21, Strike Price $2,400	15	4,368,645	227,100
Expires 03/19/21, Strike Price $2,500	11	3,203,673	194,040
Expires 03/19/21, Strike Price $2,550	8	2,329,944	151,880
Expires 03/19/21, Strike Price $2,700	18	5,242,374	422,730
Expires 03/19/21, Strike Price $2,750	6	1,747,458	150,930
Expires 06/18/21, Strike Price $2,125	20	5,824,860	221,900
Expires 06/18/21, Strike Price $2,350	16	4,659,888	254,880
Expires 06/18/21, Strike Price $2,400	25	7,281,075	429,000
Expires 06/18/21, Strike Price $2,500	20	5,824,860	396,300
Expires 06/18/21, Strike Price $2,700	12	3,494,916	311,340
Expires 06/18/21, Strike Price $2,850	7	2,038,701	220,150
Expires 06/19/20, Strike Price $3,000	10	2,912,430	170,400
Expires 06/19/20, Strike Price $3,100	7	2,038,701	162,645
		Notional
	Contracts	Amount	Value
S&P 500® Index (continued)
Expires 09/18/20, Strike Price $2,575	14	$4,077,402	$163,590
Expires 09/18/20, Strike Price $2,900	32	9,319,776	683,840
Expires 09/18/20, Strike Price $3,050	23	6,698,589	644,345
Expires 12/17/21, Strike Price $2,100	17	4,951,131	225,335
Expires 12/17/21, Strike Price $2,600	14	4,077,402	369,950
Expires 12/17/21, Strike Price $2,675	9	2,621,187	260,820
Expires 12/17/21, Strike Price $2,700	7	2,038,701	209,055
Expires 12/18/20, Strike Price $2,700	30	8,737,290	610,050
Expires 12/18/20, Strike Price $2,725	10	2,912,430	211,150
Expires 12/18/20, Strike Price $2,825	17	4,951,131	416,245
Expires 12/18/20, Strike Price $2,850	10	2,912,430	254,000
Expires 12/18/20, Strike Price $3,000	42	12,232,206	1,327,200
Expires 12/18/20, Strike Price $3,100	25	7,281,075	912,375

Total Purchased Options
(Cost $8,184,286)			9,601,250

Total Investments (96.11%)
(Cost $120,792,519)			$127,324,412

Other Assets Less Liabilities (3.89%)			5,163,327

Net Assets (100.00%)			$132,487,739

Percentages based on Net Assets.

The accompanying notes are an integral part of the financial statements.
40	www.cambriafunds.com

Cambria Tail Risk ETF	Schedule of Investments
April 30, 2020

Cambria Tail Risk ETF

	Level 1 -	Level 2 - Other	Level 3 -
	Quoted and	Significant	Significant
Investments in Securities at	Unadjusted	Observable	Unobservable
Value	Prices	Inputs	Inputs	Total
U.S. Treasury Obligations	$–	$117,723,162	$–	$117,723,162
Total	$–	$117,723,162	$–	$117,723,162
Other Financial Instruments
Purchased Options	$9,601,250	$–	$–	$9,601,250
Total	$9,601,250	–	–	$9,601,250

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	41

Cambria Trinity ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Trinity ETF

Exchange Traded Funds	100.00%
100.00%

Percentages based on total investments.

	Shares	Value
Exchange Traded Funds (97.97%)
United States (97.97%)
Affiliated ETF (30.43%)
Cambria Emerging Shareholder Yield ETF*	54,368	$1,336,094
Cambria Foreign Shareholder Yield ETF*	86,668	1,522,930
Cambria Global Value ETF*	84,306	1,369,129
Cambria Shareholder Yield ETF*	51,509	1,539,048
Cambria Sovereign Bond ETF*	108,497	2,471,562
Cambria Tail Risk ETF(a)*	29,080	661,861
Cambria Value and Momentum ETF*	151,603	2,450,571
		11,351,195
Equity ETF (22.77%)
Invesco DB Precious Metals Fund	21,210	930,483
Schwab US TIPS ETF(a)	27,608	1,630,805
SPDR® Portfolio TIPS ETF	23,473	696,444
Vanguard® Global ex-U.S. Real Estate ETF	15,190	678,233
Vanguard® Intermediate-Term Government Bond ETF	54,810	3,860,268
Vanguard® Real Estate ETF	9,206	700,669
		8,496,902
Fixed Income ETF (32.00%)
iShares® 1-3 Year Treasury Bond ETF	14,245	1,236,466
iShares® 20+ Year Treasury Bond ETF	5,775	962,923
iShares® 3-7 Year Treasury Bond ETF	5,109	681,234
iShares® 7-10 Year Treasury Bond ETF	5,610	682,569
iShares® MBS ETF	11,200	1,244,320
SPDR® FTSE International Government Inflation-Protected Bond ETF(a)	16,520	824,844
Vanguard® Long-Term Bond ETF	9,961	1,092,423
Vanguard® Short-Term Bond ETF	20,422	1,688,491
Vanguard® Total Bond Market ETF	40,287	3,525,515
		11,938,785
	Shares	Value
Multi-Asset ETF (12.77%)
Alpha Architect Value Momentum Trend ETF	29,890	$640,292
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	95,970	1,101,735
JPMorgan Managed Futures ETF	70,630	1,509,398
WisdomTree Managed Futures Strategy Fund	42,385	1,513,984
		4,765,409
Total Exchange Traded Funds
(Cost $40,024,033)		36,552,291

	Shares	Value
Short-Term Investment (5.34%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(b)(c)	1,990,943	$1,990,943

Total Short-Term Investment
(Cost $1,990,943)		1,990,943

Total Investments (103.31%)
(Cost $42,014,976)		$38,543,234

Liabilities Less Other Assets (-3.31%)		(1,234,356)

Net Assets (100.00%)		$37,308,878

Percentages based on Net Assets.

*	Affiliated investment is a registered investment company which is managed by Cambria Investment Management, L.P. (the “Investment Adviser”) or an affiliate of the Investment Adviser or which is distributed by an affiliate of the Fund’s distributor.
(a)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,943,802.

(b)	Rate shown is the 7-day effective yield as of April 30, 2020.

(c)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $1,990,943.

The accompanying notes are an integral part of the financial statements.
42	www.cambriafunds.com

Cambria Trinity ETF	Schedule of Investments
April 30, 2020

Investment Abbreviations:

ETF - Exchange Traded Funds

FTSE - Financial Times Stock Exchange

SPDR - Standard & Poor's Depository Receipt

TIPS - Treasury Inflation Protected Security

Transactions with affiliated companies during the year ended April 30, 2020 are as follows:

				Change in
				Unrealized
	Value at	Purchases	Proceeds	Appreciation/	Realized	Value at	Shares at	Dividend	Capital
Security Name	4/30/2019	at Cost	from Sales	(Depreciation)	Gain/(Loss)	4/30/2020	4/30/2020	Income	Gains
Cambria Emerging Shareholder Yield ETF	$1,258,094	$1,443,530	$(929,380)	$(423,844)	$(12,306)	$1,336,094	54,368	$77,002	$–
Cambria Foreign Shareholder Yield ETF	1,163,465	1,526,009	(505,717)	(503,239)	(157,588)	1,522,930	86,668	73,146	–
Cambria Global Momentum ETF	9,821,327	2,369,816	(12,310,624)	182,005	(62,524)	–	–	129,673	–
Cambria Global Value ETF	1,222,710	1,547,363	(621,030)	(614,317)	(165,597)	1,369,129	84,306	46,897	–
Cambria Shareholder Yield ETF	1,141,920	1,514,509	(532,207)	(434,858)	(150,316)	1,539,048	51,509	39,852	–
Cambria Sovereign Bond ETF	1,872,559	2,336,053	(1,463,885)	(274,868)	1,703	2,471,562	108,497	75,933	7,930
Cambria Tail Risk ETF	–	717,321	(40,619)	(16,720)	1,879	661,861	29,080	1,427	–
Cambria Value and Momentum ETF	1,969,879	1,307,266	(216,298)	(617,319)	7,043	2,450,571	151,603	23,042	–
	$18,449,954	$12,761,867	$(16,619,760)	$(2,703,160)	$(537,706)	$11,351,195	566,031	$466,972	$7,930

As of April 30, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	43

Cambria Cannabis ETF	Schedule of Investments
April 30, 2020

Sector Weightings

Cambria Cannabis ETF

Health Care	47.82%
Consumer Staples	31.75%
Consumer Discretionary	6.88%
Materials	6.57%
Real Estate	4.48%
Financial	2.50%
100.00%

Percentages based on total investments.

	Shares	Value
Common Stocks (96.18%)
Consumer Discretionary (6.56%)
Greenlane Holdings, Inc.(a)	185,360	$593,152

Consumer Staples (30.28%)
Altria Group, Inc.	8,000	314,000
British American Tobacco PLC	15,744	610,847
Constellation Brands, Inc., Class A	3,952	650,855
Neptune Wellness Solutions, Inc.(a)(b)	67,872	141,852
New Age Beverages Corp.(a)	88,880	125,321
Philip Morris International, Inc.	4,608	343,757
Turning Point Brands, Inc.	8,544	199,075
Universal Corp.	3,328	160,975
Village Farms International, Inc.(a)(b)	56,128	190,274
		2,736,956
Financials (2.38%)
Canopy Rivers, Inc.(a)(b)	352,624	215,332

Health Care (46.42%)
Aphria, Inc.(a)(b)	162,080	581,867
Arena Pharmaceuticals, Inc.(a)	3,552	173,942
Aurora Cannabis, Inc.(a)(b)	210,208	155,554
CannTrust Holdings, Inc.(a)(b)	229,762	85,012
Canopy Growth Corp.(a)	28,160	450,560
Charlottes Web Holdings, Inc.(a)(b)	50,192	225,728
Corbus Pharmaceuticals Holdings, Inc.(a)	33,440	216,691
Cronos Group, Inc.(a)	52,048	309,165
Green Organic Dutchman Holdings, Ltd.(a)(b)	260,960	48,744
GW Pharmaceuticals PLC, ADR(a)	8,496	850,790
HEXO Corp.(a)	88,688	45,692

	Shares	Value
Health Care (continued)
MediPharm Labs Corp.(a)	246,432	$345,230
Organigram Holdings, Inc.(a)(b)	131,680	206,230
Supreme Cannabis Co., Inc.(a)(b)	571,088	114,878
Tilray, Inc.(a)(b)	18,624	149,923
Vivo Cannabis, Inc.(a)	1,106,096	190,713
Weedmd, Inc.(a)	162,160	43,687
		4,194,406
Materials (6.27%)
Scotts Miracle-Gro Co.	4,568	566,569

Real Estate (4.27%)
Innovative Industrial Properties, Inc.(c)	4,918	385,866

Total Common Stocks
(Cost $14,594,473)		8,692,281

	Shares	Value
Short-Term Investment (14.68%)
Fidelity Investments Money Market Treasury Portfolio, 0.21%(d)(e)	1,326,872	$1,326,872

Total Short-Term Investment
(Cost $1,326,872)		1,326,872

Total Investments (110.86%)
(Cost $15,921,345)		$10,019,153

Liabilities Less Other Assets (-10.86%)		(981,623)

Net Assets (100.00%)		$9,037,530

Percentages based on Net Assets.

(a)	Non-income producing security.
(b)	This security or a partial position of this security is on loan at April 30, 2020. The total value of securities on loan at April 30, 2020 was $1,244,398.
(c)	Real Estate Investment Trust.
(d)	Rate shown is the 7-day effective yield as of April 30, 2020.
(e)	This security was purchased with cash collateral held from securities on loan. The total market value of such securities as of April 30, 2020 was $1,326,872.

The accompanying notes are an integral part of the financial statements.
44	www.cambriafunds.com

Cambria Cannabis ETF	Schedule of Investments
April 30, 2020

Investment Abbreviations:

ADR - American Depository Receipt

As of April 30, 2020, all of the Fund's investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the year ended April 30, 2020 there have been no transfers in or out of Level 3.

Please see Note 2 in Notes to Financial Statements for further information regarding fair value measurements.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	45

Cambria ETF Trust	Statements of Assets and Liabilities
April 30, 2020

		Cambria Foreign
	Cambria Shareholder	Shareholder Yield	Cambria Global	Cambria Global
	Yield ETF	ETF	Value ETF	Momentum ETF
Assets
Unaffiliated Investments at Value*	$63,203,577	$17,257,922	$94,856,272	$76,161,794
Affiliated Investments at Value	–	–	–	9,285,379
Foreign Currency at Value	13,295	972	123,904	–
Cash and cash equivalents	285,255	617,321	1,116,172	1,822,157
Dividends receivable, Net	57,770	110,251	127,273	–
Reclaims receivable	14,342	151,118	200,568	–
Receivable for investments sold	3,018,813	–	391,076	–
Interest receivable	8	11	54	26
Other assets	16,876	1,127	628	9,837
Total Assets	66,609,936	18,138,722	96,815,947	87,279,193

Liabilities
Payable upon return of securities loaned	2,418,178	268,409	130,200	8,791,004
Fund shares redeemed	3,036,120	–	–	–
Payable due to investment adviser	28,686	8,052	45,718	39,170
Custodian fees payable	–	–	52,560	–
Total Liabilities	5,482,984	276,461	228,478	8,830,174

Net Assets	$61,126,952	$17,862,261	$96,587,469	$78,449,019

Net Assets Consists of
Paid-in Capital	$80,902,304	$27,334,011	$153,523,883	$90,013,389
Total Distributable Loss	(19,775,352)	(9,471,750)	(56,936,414)	(11,564,370)

Net Assets	$61,126,952	$17,862,261	$96,587,469	$78,449,019
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,050,000	1,000,010	5,900,010	3,400,001
Net Asset Value, Offering and Redemption Price Per Share	$29.82	$17.86	$16.37	$23.07

Unaffiliated Investments at Cost	$75,901,586	$23,278,807	$126,842,119	$73,976,484
Affiliated Investments at Cost	$–	$–	$–	$9,396,540
Cost of Foreign Currency	$14,077	$924	$123,904	$–
*Includes market value of securities on loan	$2,285,433	$253,588	$–	$8,580,221

The accompanying notes are an integral part of the financial statements.
46	www.cambriafunds.com

Cambria ETF Trust	Statements of Assets and Liabilities
April 30, 2020

				Cambria Emerging
	Cambria Global	Cambria Value and	Cambria Sovereign	Shareholder Yield
	Asset Allocation ETF	Momentum ETF	Bond ETF	ETF
Assets
Unaffiliated Investments at Value*	$36,190,071	$9,379,125	$19,799,420	$27,571,613
Affiliated Investments at Value	19,127,575	–	–	–
Foreign Currency at Value	–	–	33,859	10,522
Cash and cash equivalents	613,684	180,815	2,254,937	1,230,797
Cash at Broker for futures contracts	–	1,099,259	–	–
Dividends receivable, Net	–	2,844	–	77,834
Unrealized Appreciation on Foreign Currency Spot Contracts	–	–	–	35
Variation Margin Receivable	–	91,611	–	–
Reclaims receivable	–	–	2,986	1,163
Receivable for investments sold	–	437,076	–	–
Interest receivable	12	–	307,917	35
Other assets	5,001	164	–	6
Total Assets	55,936,343	11,190,894	22,399,119	28,892,005

Liabilities
Payable upon return of securities loaned	6,006,838	366,317	–	135,850
Capital gains tax payable	–	–	–	15,069
Payable due to investment adviser	–	6,510	10,648	13,108
Custodian fees payable	–	–	–	15,304
Total Liabilities	6,006,838	372,827	10,648	179,331

Net Assets	$49,929,505	$10,818,067	$22,388,471	$28,712,674

Net Assets Consists of
Paid-in Capital	$56,192,382	$21,154,207	$25,711,535	$34,832,168
Total Distributable Loss	(6,262,877)	(10,336,140)	(3,323,064)	(6,119,494)

Net Assets	$49,929,505	$10,818,067	$22,388,471	$28,712,674
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	2,050,001	650,004	950,000	1,150,004
Net Asset Value, Offering and Redemption Price Per Share	$24.36	$16.64	$23.57	$24.97

Unaffiliated Investments at Cost	$37,987,249	$9,274,548	$22,439,604	$31,430,464
Affiliated Investments at Cost	$23,362,825	$–	$–	$–
Cost of Foreign Currency	$–	$–	$38,737	$10,582
*Includes market value of securities on loan	$5,837,955	$350,962	$–	$129,168

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	47

Cambria ETF Trust	Statements of Assets and Liabilities
April 30, 2020

	Cambria Tail Risk		Cambria Cannabis
	ETF	Cambria Trinity ETF	ETF
Assets
Unaffiliated Investments at Value*	$127,324,412	$27,192,039	$10,019,153
Affiliated Investments at Value	–	11,351,195	–
Foreign Currency at Value	–	–	141,414
Cash and cash equivalents	5,732,592	755,218	162,345
Cash at Broker for options contracts	1,164,661	–	–
Dividends receivable, Net	–	–	12,960
Receivable due from Advisor	–	–	1,153
Receivable from authorized participant	80,422	–	–
Interest receivable	495,911	–	–
Other assets	–	1,369	31,379
Total Assets	134,797,998	39,299,821	10,368,404

Liabilities
Payable upon return of securities loaned	–	1,990,943	1,326,872
Fund shares redeemed	2,252,561	–	–
Payable due to investment adviser	57,698	–	4,002
Total Liabilities	2,310,259	1,990,943	1,330,874

Net Assets	$132,487,739	$37,308,878	$9,037,530

Net Assets Consists of
Paid-in Capital	$131,139,298	$42,839,953	$15,751,752
Total Distributable Earnings/(Loss)	1,348,441	(5,531,075)	(6,714,222)

Net Assets	$132,487,739	$37,308,878	$9,037,530
Outstanding Shares of Beneficial Interest (Unlimited Authorization - No Par Value)	5,850,002	1,750,002	800,002
Net Asset Value, Offering and Redemption Price Per Share	$22.65	$21.32	$11.30

Unaffiliated Investments at Cost	$120,792,519	$27,610,484	$15,921,345
Affiliated Investments at Cost	$–	$14,404,492	$–
Cost of Foreign Currency	$–	$–	$140,994
*Includes market value of securities on loan	$–	$1,943,802	$1,244,398

The accompanying notes are an integral part of the financial statements.
48	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Year Ended April 30, 2020

		Cambria Foreign
	Cambria Shareholder	Shareholder Yield	Cambria Global	Cambria Global
	Yield ETF	ETF	Value ETF	Momentum ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$2,885,033	$1,219,541	$5,729,394	$2,545,162
Dividend Income from Affiliated Investments	–	–	–	384,774
Interest Income	19,786	4,122	34,109	42,435
Income from Securities Lending	120,775	19,556	20,795	127,316
Less: Foreign Taxes Withheld	(9,464)	(145,159)	(710,058)	–
Total Investment Income	3,016,130	1,098,060	5,074,240	3,099,687
Expenses:
Management Fees	597,445	140,306	859,597	646,111
Custodian Fees	–	–	91,507	–
Total Expenses	597,445	140,306	951,104	646,111
Net Investment Income	2,418,685	957,754	4,123,136	2,453,576

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	1,350,870	(2,473,490)	(22,000,147)	(2,383,670)
Net Realized Loss on Affiliated Investments(a)	–	–	–	(3,281,640)
Net Realized Gain/(Loss) on Foreign Currency Transactions	211	29,598	(425,487)	–
Capital Gain Distributions Received from Affiliated Investments	–	–	–	143
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(23,472,949)	(3,873,183)	(22,995,996)	(1,041,356)
Net Change in Unrealized Depreciation on Affiliated Investments	–	–	–	(111,161)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	(876)	5,854	(26,377)	–
Net Realized and Unrealized Loss on Investments	(22,122,744)	(6,311,221)	(45,448,007)	(6,817,684)
Net Decrease in Net Assets Resulting From Operations	$(19,704,059)	$(5,353,467)	$(41,324,871)	$(4,364,108)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	49

Cambria ETF Trust	Statements of Operations
For the Year Ended April 30, 2020

				Cambria Emerging
	Cambria Global	Cambria Value and	Cambria Sovereign	Shareholder Yield
	Asset Allocation ETF	Momentum ETF	Bond ETF	ETF
Investment Income:
Dividend Income from Unaffiliated Investments	$1,181,549	$225,638	$–	$1,683,048
Dividend Income from Affiliated Investments	715,643	–	–	–
Interest Income	8,612	–	1,224,796	7,208
Income from Securities Lending	83,030	1,298	–	2,183
Less: Foreign Taxes Withheld	–	(561)	(21,153)	(217,107)
Total Investment Income	1,988,834	226,375	1,203,643	1,475,332

Expenses:
Management Fees	–	86,542	133,940	171,821
Broker Fees	–	5,102	–	–
Custodian Fees	–	–	–	28,782
Total Expenses	–	91,644	133,940	200,603
Net Investment Income	1,988,834	134,731	1,069,703	1,274,729

Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Loss on Unaffiliated Investments(a)	(178,307)	(1,837,713)	(509,942)	(1,588,824)
Net Realized Gain on Affiliated Investments(a)	235,659	–	–	–
Net Realized Gain on Futures Contracts	–	918,089	–	–
Net Realized Loss on Foreign Currency Transactions	–	–	(362,115)	(88,393)
Capital Gain Distributions Received from Affiliated Investments	18,099	–	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	(2,226,504)	(1,099,837)	(798,880)	(5,139,202)
Net Change in Unrealized Depreciation on Affiliated Investments	(3,381,046)	–	–	–
Net Change in Unrealized Depreciation on Futures Contracts	–	(799,915)	–	–
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	–	–	(40,005)	1,380
Change in Accumulated Foreign Capital Gains Tax on Appreciated Securities	–	–	–	(15,069)
Net Realized and Unrealized Loss on Investments	(5,532,099)	(2,819,376)	(1,710,942)	(6,830,108)
Net Decrease in Net Assets Resulting From Operations	$(3,543,265)	$(2,684,645)	$(641,239)	$(5,555,379)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
50	www.cambriafunds.com

Cambria ETF Trust	Statements of Operations
For the Year Ended April 30, 2020

	Cambria Tail Risk		Cambria Cannabis
	ETF	Cambria Trinity ETF	ETF (b)
Investment Income:
Dividend Income from Unaffiliated Investments	$–	$531,447	$79,927
Dividend Income from Affiliated Investments	–	466,972	–
Interest Income	1,376,029	–	–
Income from Securities Lending	–	21,566	355,136
Total Investment Income	1,376,029	1,019,985	435,063
Expenses:
Management Fees	425,963	–	38,791
Total Expenses	425,963	–	38,791
Waiver of Investment Advisory Fees	–	–	(11,177)
Net Expenses	425,963	–	27,614
Net Investment Income	950,066	1,019,985	407,449
Net Realized and Unrealized Gains/(Losses) on Investments:
Net Realized Gain/(Loss) on Unaffiliated Investments(a)	3,012,001	(1,675,945)	(861,495)
Net Realized Loss on Affiliated Investments(a)	–	(537,706)	–
Net Realized Loss on Purchased Options	(2,128,714)	–	–
Net Realized Gain on Foreign Currency Transactions	–	–	1,306
Capital Gain Distributions Received from Affiliated Investments	–	7,930	–
Net Change in Unrealized Appreciation/(Depreciation) on Unaffiliated Investments	4,546,742	(577,081)	(5,902,192)
Net Change in Unrealized Depreciation on Affiliated Investments	–	(2,703,160)	–
Net Change in Unrealized Appreciation on Purchased Options	3,369,797	–	–
Net Change in Unrealized Appreciation on Foreign Currency Translations	–	–	727
Net Realized and Unrealized Gain/(Loss) on Investments	8,799,826	(5,485,962)	(6,761,654)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$9,749,892	$(4,465,977)	$(6,354,205)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).
(b)	For the period July 24, 2019 (Inception) to April 30, 2020.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	51

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Shareholder Yield ETF		Cambria Foreign Shareholder Yield ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations
Net Investment Income	$2,418,685	$2,646,725	$957,754	$1,464,401
Net Realized Gain/(Loss) on Investments(a)	1,350,870	5,335,997	(2,473,490)	1,444,912
Net Realized Gain/(Loss) on Foreign Currency Transactions	211	403	29,598	(57,562)
Net Change in Unrealized Depreciation on Investments	(23,472,949)	(7,516,976)	(3,873,183)	(5,569,503)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	(876)	(76)	5,854	(3,128)
Net increase/(decrease) in net assets resulting from operations	(19,704,059)	466,073	(5,353,467)	(2,720,880)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(2,366,810)	(3,004,745)	(1,045,339)	(1,779,049)
Net decrease from distributions	(2,366,810)	(3,004,745)	(1,045,339)	(1,779,049)

Capital Share Transactions
Issued	40,136,776	17,676,199	5,906,259	1,161,091
Redeemed	(69,353,301)	(45,163,025)	(8,740,414)	(16,076,883)
Decrease in Net Assets from Capital Share Transactions	(29,216,525)	(27,486,826)	(2,834,155)	(14,915,792)
Total Net Decrease in Net Assets	(51,287,394)	(30,025,498)	(9,232,961)	(19,415,721)

Net Assets
Beginning of Year	112,414,346	142,439,844	27,095,222	46,510,943
End of Year	$61,126,952	$112,414,346	$17,862,261	$27,095,222

Share Transactions:
Issued	1,100,000	450,000	250,000	50,000
Redeemed	(2,050,000)	(1,200,000)	(400,000)	(650,000)
Net decrease in Shares Outstanding from Share Transactions	(950,000)	(750,000)	(150,000)	(600,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
52	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Value ETF		Cambria Global Momentum ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations
Net Investment Income	$4,123,136	$4,330,176	$2,453,576	$2,640,121
Net Realized Gain/(Loss) on Investments(a)	(22,000,147)	4,486,726	(5,665,310)	(3,552,108)
Net Realized Loss on Foreign Currency Transactions	(425,487)	(623,136)	–	–
Capital Gain Distributions received from Affiliated Investments	–	–	143	299
Net Change in Unrealized Depreciation on Investments	(22,995,996)	(21,122,515)	(1,152,517)	(6,163,758)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translations	(26,377)	37,910	–	–
Net decrease in net assets resulting from operations	(41,324,871)	(12,890,839)	(4,364,108)	(7,075,446)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(4,668,914)	(6,537,191)	(2,351,015)	(2,556,119)
Return of capital	–	–	(73,325)	–
Net decrease from distributions	(4,668,914)	(6,537,191)	(2,424,340)	(2,556,119)

Capital Share Transactions
Issued	15,562,265	10,048,211	3,700,810	42,293,840
Redeemed	(31,874,857)	(42,701,461)	(47,661,851)	(8,921,204)
Increase/(Decrease) in Net Assets from Capital Share Transactions	(16,312,592)	(32,653,250)	(43,961,041)	33,372,636
Total Net Increase/(Decrease) in Net Assets	(62,306,377)	(52,081,280)	(50,749,489)	23,741,071

Net Assets
Beginning of Year	158,893,846	210,975,126	129,198,508	105,457,437
End of Year	$96,587,469	$158,893,846	$78,449,019	$129,198,508

Share Transactions:
Issued	650,000	450,000	150,000	1,650,000
Redeemed	(1,550,000)	(1,750,000)	(1,900,000)	(350,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	(900,000)	(1,300,000)	(1,750,000)	1,300,000

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	53

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Global Asset Allocation ETF		Cambria Value and Momentum ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations
Net Investment Income	$1,988,834	$1,850,576	$134,731	$279,535
Net Realized Gain/(Loss) on Investments(a)	57,352	283,393	(919,624)	(4,329,630)
Capital Gain Distributions received from Affiliated Investments	18,099	264,994	–	–
Net Change in Unrealized Depreciation on Investments	(5,607,550)	(2,049,510)	(1,899,752)	(1,794,492)
Net increase/(decrease) in net assets resulting from operations	(3,543,265)	349,453	(2,684,645)	(5,844,587)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(2,190,738)	(1,885,497)	(144,770)	(325,364)
Net decrease from distributions	(2,190,738)	(1,885,497)	(144,770)	(325,364)

Capital Share Transactions
Issued	5,495,418	5,353,128	1,756,399	15,204,886
Redeemed	(14,199,975)	(6,521,600)	(7,898,792)	(21,862,132)
Decrease in Net Assets from Capital Share Transactions	(8,704,557)	(1,168,472)	(6,142,393)	(6,657,246)
Total Net Decrease in Net Assets	(14,438,560)	(2,704,516)	(8,971,808)	(12,827,197)

Net Assets
Beginning of Year	64,368,065	67,072,581	19,789,875	32,617,072
End of Year	$49,929,505	$64,368,065	$10,818,067	$19,789,875

Share Transactions:
Issued	200,000	200,000	100,000	600,000
Redeemed	(550,000)	(250,000)	(400,000)	(950,000)
Net decrease in Shares Outstanding from Share Transactions	(350,000)	(50,000)	(300,000)	(350,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
54	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Sovereign Bond ETF		Cambria Emerging Shareholder Yield ETF
	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations
Net Investment Income	$1,069,703	$878,534	$1,274,729	$799,014
Net Realized Gain/(Loss) on Investments(a)	(509,942)	162,118	(1,588,824)	927,954
Net Realized Loss on Foreign Currency Transactions	(362,115)	(149,425)	(88,393)	(207,334)
Net Change in Unrealized Depreciation on Investments	(798,880)	(1,962,981)	(5,139,202)	(3,055,460)
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Currency Translations	(40,005)	5,861	1,380	3,235
Net Change in Unrealized Appreciation/(Depreciation) on Foreign
Capital Gains on Appreciated Securities	–	–	(15,069)	18,247
Net decrease in net assets resulting from operations	(641,239)	(1,065,893)	(5,555,379)	(1,514,344)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(896,995)	(910,624)	(1,265,482)	(1,267,332)
Net decrease from distributions	(896,995)	(910,624)	(1,265,482)	(1,267,332)

Capital Share Transactions
Issued	12,860,852	1,300,843	21,381,344	4,649,020
Redeemed	(7,557,472)	–	(6,242,890)	(11,930,118)
Increase/(Decrease) in Net Assets from Capital Share Transactions	5,303,380	1,300,843	15,138,454	(7,281,098)
Total Net Increase/(Decrease) in Net Assets	3,765,146	(675,674)	8,317,593	(10,062,774)

Net Assets
Beginning of Year	18,623,325	19,298,999	20,395,081	30,457,855
End of Year	$22,388,471	$18,623,325	$28,712,674	$20,395,081

Share Transactions:
Issued	500,000	50,000	700,000	150,000
Redeemed	(300,000)	–	(200,000)	(350,000)
Net increase/(decrease) in Shares Outstanding from Share Transactions	200,000	50,000	500,000	(200,000)

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	55

Cambria ETF Trust	Statements of Changes in Net Assets

	Cambria Tail Risk ETF		Cambria Trinity ETF
				For the Period
				September 7, 2018
	Year Ended	Year Ended	Year Ended	(Inception) to
	April 30, 2020	April 30, 2019	April 30, 2020	April 30, 2019
Operations
Net Investment Income	$950,066	$481,901	$1,019,985	$308,279
Net Realized Gain/(Loss) on Investments(a)	883,287	(2,420,608)	(2,213,651)	–
Capital Gain Distributions received from Affiliated Investments	–	–	7,930	44,126
Net Change in Unrealized Appreciation/(Depreciation) on Investments	7,916,539	(479,518)	(3,280,241)	(191,501)
Net increase/(decrease) in net assets resulting from operations	9,749,892	(2,418,225)	(4,465,977)	160,904

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(954,741)	(456,126)	(1,047,196)	(300,532)
Net decrease from distributions	(954,741)	(456,126)	(1,047,196)	(300,532)

Capital Share Transactions
Issued	129,176,457	29,451,169	15,802,912	30,419,774
Redeemed	(43,228,645)	(11,489,781)	(3,261,007)	–
Increase in Net Assets from Capital Share Transactions	85,947,812	17,961,388	12,541,905	30,419,774
Total Net Increase in Net Assets	94,742,963	15,087,037	7,028,732	30,280,146

Net Assets
Beginning of Year	37,744,776	22,657,739	30,280,146	–
End of Year	$132,487,739	$37,744,776	$37,308,878	$30,280,146

Share Transactions:
Issued	5,850,000	1,400,000	650,000	1,250,002
Redeemed	(1,900,000)	(550,000)	(150,000)	–
Net increase in Shares Outstanding from Share Transactions	3,950,000	850,000	500,000	1,250,002

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
56	www.cambriafunds.com

Cambria ETF Trust	Statements of Changes in Net Assets

Cambria Cannabis
ETF
For the Period
July 24, 2019
(Inception) to
April 30, 2020
Operations
Net Investment Income	$407,449
Net Realized Loss on Investments(a)	(861,495)
Net Realized Gain on Foreign Currency Transactions	1,306
Net Change in Unrealized Depreciation on Investments	(5,902,192)
Net Change in Unrealized Appreciation on Foreign Currency Translations	727
Net decrease in net assets resulting from operations	(6,354,205)

Total Dividends and Distributions to Shareholders
Distributions to shareholders from distributable earnings	(360,017)
Net decrease from distributions	(360,017)

Capital Share Transactions
Issued	15,751,752
Increase in Net Assets from Capital Share Transactions	15,751,752
Total Net Increase in Net Assets	9,037,530

Net Assets
Beginning of Period	–
End of Period	$9,037,530

Share Transactions:
Issued	800,002
Redeemed	–
Net increase in Shares Outstanding from Share Transactions	800,002

(a)	Includes realized gain or loss as a result of in-kind transactions (See Note 5 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	57

Cambria Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$37.47	$37.98	$33.97	$28.62	$31.54
Income/(loss) from investment operations:
Net Investment Income(a)	0.86	0.79	0.64	0.50	0.64
Net Realized and Unrealized Gain (Loss) on Investments	(7.66)	(0.40)	3.94	5.35	(1.45)
Total from Operations	(6.80)	0.39	4.58	5.85	(0.81)

Distributions:
Distributions from Net Investment Income	(0.85)	(0.90)	(0.54)	(0.50)	(0.69)
Distributions from Net Realized Gains	–	–	(0.03)	–	(1.39)
Return of Capital	–	–	–	–	(0.03)
Total Distributions	(0.85)	(0.90)	(0.57)	(0.50)	(2.11)

Net Asset Value, End of Year/Period	$29.82	$37.47	$37.98	$33.97	$28.62

Total Return(b)	(18.43)%	1.10%	13.58%	20.62%	(2.59)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$61,127	$112,414	$142,440	$125,682	$137,397

Ratio of Expenses to Average Net Assets(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.40%	2.13%	1.77%	1.63%	2.10%
Portfolio Turnover(b)(d)	30%	28%	16%	50%	43%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
58	www.cambriafunds.com

Cambria Foreign Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$23.56	$26.58	$23.03	$21.20	$23.80
Income/(loss) from investment operations:
Net Investment Income(a)	0.90	1.06	0.70	0.81	0.81
Net Realized and Unrealized Gain (Loss) on
Investments	(5.60)	(2.79)	3.60	1.59	(2.61)
Total from Operations	(4.70)	(1.73)	4.30	2.40	(1.80)

Distributions:
Distributions from Net Investment Income	(1.00)	(1.29)	(0.75)	(0.57)	(0.68)
Return of Capital	–	–	–	–	(0.12)
Total Distributions	(1.00)	(1.29)	(0.75)	(0.57)	(0.80)

Net Asset Value, End of Year/Period	$17.86	$23.56	$26.58	$23.03	$21.20

Total Return(b)	(20.47)%	(6.34)%	19.03%	11.93%	(7.67)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$17,862	$27,095	$46,511	$42,605	$26,495

Ratio of Expenses to Average Net Assets(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	4.04%	4.32%	2.78%	3.80%	3.83%
Portfolio Turnover(b)(d)	47%	53%	44%	43%	53%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	59

Cambria Global Value ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$23.37	$26.05	$22.66	$19.29	$21.78
Income/(loss) from investment operations:
Net Investment Income(a)	0.62	0.64	0.56	0.50	0.45
Net Realized and Unrealized Gain (Loss) on
Investments	(6.91)	(2.33)	3.34	3.38	(2.57)
Total from Operations	(6.29)	(1.69)	3.90	3.88	(2.12)

Distributions:
Distributions from Net Investment Income	(0.71)	(0.61)	(0.51)	(0.51)	(0.37)
Distributions from Net Realized Gains	–	(0.38)	–	–	–
Total Distributions	(0.71)	(0.99)	(0.51)	(0.51)	(0.37)

Net Asset Value, End of Year/Period	$16.37	$23.37	$26.05	$22.66	$19.29

Total Return(b)	(27.71)%	(6.24)%	17.42%	20.85%	(9.76)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$96,587	$158,894	$210,975	$112,190	$69,436

Ratio of Expenses to Average Net Assets(c)	0.65%	0.69%	0.68%	0.68%	0.69%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.84%	2.74%	2.22%	2.48%	2.36%
Portfolio Turnover(b)(d)	25%	20%	14%	16%	15%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
60	www.cambriafunds.com

Cambria Global Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$25.09	$27.39	$24.72	$22.78	$25.35
Income/(loss) from investment operations:
Net Investment Income(a)	0.56	0.62	0.42	0.42	0.34
Net Realized and Unrealized Gain (Loss) on
Investments	(2.02)	(2.33)	2.75	1.95	(2.51)
Total from Operations	(1.46)	(1.71)	3.17	2.37	(2.17)

Distributions:
Distributions from Net Investment Income	(0.54)	(0.59)	(0.50)	(0.40)	(0.38)
Return of Capital	(0.02)	–	–	(0.03)	(0.02)
Total Distributions	(0.56)	(0.59)	(0.50)	(0.43)	(0.40)

Net Asset Value, End of Year/Period	$23.07	$25.09	$27.39	$24.72	$22.78

Total Return(b)	(6.02)%	(6.23)%	12.97%	10.52%	(8.61)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$78,449	$129,199	$105,457	$59,328	$21,639

Ratio of Expenses to Average Net Assets(c)	0.59%	0.59%	0.59%	0.59%	0.59%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.25%	2.39%	1.57%	1.78%	1.43%
Portfolio Turnover(b)(d)	251%	204%	50%	106%	316%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	61

Cambria Global Asset Allocation ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016
Net Asset Value, Beginning of Year/Period	$26.82	$27.38	$25.64	$24.15	$25.43
Income/(loss) from investment operations:
Net Investment Income(a)	0.86	0.75	0.74	0.65	0.58
Net Realized and Unrealized Gain (Loss) on Investments	(2.36)	(0.53)	1.66	1.51	(1.26)
Total from Operations	(1.50)	0.22	2.40	2.16	(0.68)

Distributions:
Distributions from Net Investment Income	(0.85)	(0.77)	(0.66)	(0.67)	(0.60)
Distributions from Net Realized Gains	(0.11)	(0.01)	–	–	–
Total Distributions	(0.96)	(0.78)	(0.66)	(0.67)	(0.60)

Net Asset Value, End of Year/Period	$24.36	$26.82	$27.38	$25.64	$24.15

Total Return(b)	(5.87)%	0.91%	9.43%	9.08%	(2.58)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$49,930	$64,368	$67,073	$37,182	$24,152

Ratio of Expenses to Average Net Assets(c)	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	3.24%	2.85%	2.72%	2.62%	2.44%
Portfolio Turnover(b)(d)	9%	2%	30%	9%	8%

(a)	Per share data calculated using the average shares method.
(b)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(c)	Expense ratios do not include expenses of the underlying funds.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
62	www.cambriafunds.com

Cambria Value and Momentum ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended		Year Ended		Year Ended		Year Ended		Period Ended
	April 30, 2020		April 30, 2019		April 30, 2018		April 30, 2017		April 30, 2016(a)
Net Asset Value, Beginning of Year/Period	$20.83		$25.09		$23.69		$22.69		$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.18		0.21		0.24		0.12		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(4.17)		(4.23)		1.27		1.01		(2.32)
Total from Operations	(3.99)		(4.02)		1.51		1.13		(2.24)

Distributions:
Distributions from Net Investment Income	(0.20)		(0.24)		(0.11)		(0.13)		(0.07)
Total Distributions	(0.20)		(0.24)		(0.11)		(0.13)		(0.07)

Net Asset Value, End of Year/Period	$16.64		$20.83		$25.09		$23.69		$22.69

Total Return(c)	(19.32)%		(16.10)%		6.40%		4.98%		(8.96)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$10,818		$19,790		$32,617		$8,291		$4,537

Ratio of Expenses to Average Net Assets(d)	0.63	%(e)	0.64	%(f)	0.65	%(g)	0.66	%(h)	0.66	%(h)(i)
Ratio of Net Investment Income (Loss) to Average Net Assets	0.92%		0.86%		1.00%		0.50%		0.55	%(i)
Portfolio Turnover(c)(j)	76%		89%		93%		76%		48%

(a)	Inception date September 8, 2015.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Includes broker expense of 0.04%.
(f)	Includes broker expense of 0.05%.
(g)	Includes broker expense of 0.06%.
(h)	Includes broker expense of 0.07%.
(i)	Annualized.
(j)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	63

Cambria Sovereign Bond ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017	April 30, 2016(a)
Net Asset Value, Beginning of Year/Period	$24.83	$27.57	$27.20	$26.99	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	1.18	1.18	1.39	1.04	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)	(2.70)	0.64 (c)	0.14	1.80
Total from Operations	(0.18)	(1.52)	2.03	1.18	1.99

Distributions:
Distributions from Net Investment Income	(0.96)	(1.09)	(1.44)	(0.93)	–
Distributions from Net Realized Gains	(0.12)	(0.13)	(0.22)	(0.04)	–
Total Distributions	(1.08)	(1.22)	(1.66)	(0.97)	–

Net Asset Value, End of Year/Period	$23.57	$24.83	$27.57	$27.20	$26.99

Total Return(d)	(1.00)%	(5.44)%	7.56%	4.51%	7.96%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$22,388	$18,623	$19,299	$9,521	$4,049

Ratio of Expenses to Average Net Assets(e)	0.59%	0.59%	0.59%	0.59%	0.59	%(f)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.72%	4.69%	4.97%	3.88%	3.82	%(f)
Portfolio Turnover(d)(g)	36%	37%	25%	86%	0%

(a)	Inception date February 22, 2016.
(b)	Per share data calculated using the average shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains of investments for the period because of the sales and repurchases of the fund shares in relation to fluctuating market value of the investments of the fund.
(d)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(e)	Expense ratios do not include expenses of the underlying funds.
(f)	Annualized.
(g)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
64	www.cambriafunds.com

Cambria Emerging Shareholder Yield ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$31.38	$35.83	$29.40	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	1.30	1.29	1.01	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(6.35)	(3.58)	6.40	4.18
Total from Operations	(5.05)	(2.29)	7.41	4.61

Distributions:
Distributions from Net Investment Income	(1.36)	(1.05)	(0.98)	(0.21)
Distributions from Net Realized Gains	–	(1.11)	–	–
Total Distributions	(1.36)	(2.16)	(0.98)	(0.21)

Net Asset Value, End of Year/Period	$24.97	$31.38	$35.83	$29.40

Total Return(c)	(16.89)%	(5.80)%	25.75%	18.57%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$28,713	$20,395	$30,458	$11,759

Ratio of Expenses to Average Net Assets(d)	0.69%	0.66%	0.65%	0.69	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	4.38%	4.09%	2.99%	2.00	%(e)
Portfolio Turnover(c)(f)	81%	115%	26%	33%

(a)	Inception date July 13, 2016.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	65

Cambria Tail Risk ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2020	April 30, 2019	April 30, 2018	April 30, 2017(a)
Net Asset Value, Beginning of Year/Period	$19.87	$21.58	$24.74	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.27	0.39	0.38	0.02	(a)
Net Realized and Unrealized Gain (Loss) on Investments	2.77	(1.73)	(3.27)	(0.28)
Total from Operations	3.04	(1.34)	(2.89)	(0.26)

Distributions:
Distributions from Net Investment Income	(0.26)	(0.37)	(0.27)	–
Total Distributions	(0.26)	(0.37)	(0.27)	–

Net Asset Value, End of Year/Period	$22.65	$19.87	$21.58	$24.74

Total Return(c)	15.47%	(6.31)%	(11.74)%	(1.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$132,488	$37,745	$22,658	$2,474

Ratio of Expenses to Average Net Assets(d)	0.59%	0.59%	0.59%	0.59	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.31%	1.89%	1.66%	1.38	%(e)
Portfolio Turnover(c)(f)	19%	56%	56%	0%

(a)	Inception date April 5, 2017.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
66	www.cambriafunds.com

Cambria Trinity ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Year Ended	Period Ended
	April 30, 2020	April 30, 2019(a)
Net Asset Value, Beginning of Year/Period	$24.22	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.65	0.39
Net Realized and Unrealized Loss on Investments	(2.91)	(0.83)
Total from Operations	(2.26)	(0.44)

Distributions:
Distributions from Net Investment Income	(0.62)	(0.34)
Distributions from Net Realized Gains	(0.02)	–
Total Distributions	(0.64)	(0.34)

Net Asset Value, End of Year/Period	$21.32	$24.22

Total Return(c)	(9.57)%	(1.71)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$37,309	$30,280

Ratio of Expenses to Average Net Assets(d)	0.00%	0.00	%(e)
Ratio of Net Investment Income (Loss) to Average Net Assets	2.74%	2.55	%(e)
Portfolio Turnover(c)(f)	88%	0%

(a)	Inception date September 7, 2018.
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
Annual Report | April 30, 2020	67

Cambria Cannabis ETF	Financial Highlights
For a Share Outstanding Throughout the Periods Presented

	Period Ended
	April 30, 2020(a)
Net Asset Value, Beginning of Year/Period	$25.00
Income/(loss) from investment operations:
Net Investment Income(b)	0.70
Net Realized and Unrealized Loss on Investments	(13.87)
Total from Operations	(13.17)

Distributions:
Distributions from Net Investment Income	(0.52)
Distributions from Net Realized Gains	(0.01)
Total Distributions	(0.53)

Net Asset Value, End of Year/Period	$11.30

Total Return(c)	(53.04)%

Ratios and Supplemental Data
Net Assets, End of Year/Period (in 000s)	$9,038

Ratio of Expenses to Average Net Assets	0.42	%(e)
Including Waivers(d)
Ratio of Expenses to Average Net Assets	0.59	%(e)
Excluding Waivers(d)
Ratio of Net Investment Income (Loss) to Average Net Assets	6.20	%(e)
Portfolio Turnover(c)(f)	4%

(a)	Inception date July 24, 2019
(b)	Per share data calculated using the average shares method.
(c)	Returns and portfolio turnover rates are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemptions of Fund shares.
(d)	Expense ratios do not include expenses of the underlying funds.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.
68	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

1. ORGANIZATION

Cambria ETF Trust (the “Trust”), a Delaware statutory trust, was formed on September 9, 2011 as an open-end registered management investment company under the Investment Company Act of 1940, as amended. The Trust is comprised of multiple exchange traded funds (“ETFs”). These financial statements relate only to Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, Cambria Global Asset Allocation ETF, Cambria Value and Momentum ETF, Cambria Sovereign Bond ETF, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Trinity ETF and Cambria Cannabis ETF (each, a “Fund” and, collectively, the “Funds”). Cambria Investment Management, L.P. (the “Investment Adviser”) serves as the investment adviser to the Funds. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is diversified, except Cambria Sovereign Bond ETF.

The investment objective of the Cambria Shareholder Yield ETF during the reporting period was to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Shareholder Yield Index. Effective June 1, 2020, the investment objective of Cambria Shareholder Yield ETF is to seek income and capital appreciation. The Fund commenced operations on May 14, 2013.

The investment objective of the Cambria Foreign Shareholder Yield ETF during the reporting period was to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Foreign Shareholder Yield Index. Effective June 1, 2020, the investment objective of Cambria Foreign Shareholder Yield ETF is to seek income and capital appreciation. The Fund commenced operations on December 3, 2013.

The investment objective of the Cambria Global Value ETF during the reporting period was to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Global Value Index. Effective June 29, 2020, the investment objective of Cambria Global Value ETF is to seek income and capital appreciation. The Fund commenced operations on March 12, 2014.

The investment objective of the Cambria Global Momentum ETF is to seek to preserve and grow capital from investments in the U.S. and foreign equity, fixed income, commodity and currency markets, independent of market direction. The Fund commenced operations on November 4, 2014. The Fund is actively managed.

The investment objective of the Cambria Global Asset Allocation ETF is to seek income and capital appreciation. The Fund commenced operations on December 10, 2014. The Fund is actively managed.

The investment objective of the Cambria Value and Momentum ETF is to seek income and capital appreciation from investments in the U.S. equity market. The Fund commenced operations on September 9, 2015. The Fund is actively managed.

The investment objective of the Cambria Sovereign Bond ETF is to seek income and capital appreciation from investments in securities and instruments that provide exposure to sovereign and quasi-sovereign bonds. The Fund commenced operations on February 23, 2016. The Fund is actively managed.

The investment objective of the Cambria Emerging Shareholder Yield ETF during the reporting period was to seek investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Cambria Emerging Shareholder Yield Index. Effective June 29, 2020, the investment objective of Cambria Emerging Shareholder Yield ETF is to seek income and capital appreciation. The Fund commenced operations on July 14, 2016.

The investment objective of the Cambria Tail Risk ETF is to provide income and capital appreciation from investments in the U.S. market while protecting against significant downside risk. The Fund inception date is April 5, 2017. The Fund commenced operations on April 6, 2017. The Fund is actively managed.

The investment objective of the Cambria Trinity ETF is to seek income and capital appreciation. The Fund commenced operations on September 10, 2018. The Fund is actively managed.

The investment objective of the Cambria Cannabis ETF is to seek capital appreciation from investments in the global equity markets that have exposure to the broad cannabis industry. The Fund commenced operations on July 24, 2019. The Fund is actively managed.

Shares of the Funds are listed and traded on the CBOE BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their net asset value ("NAV"). The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 50,000

Annual Report | April 30, 2020	69

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

Use of Estimates — The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid.

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seeks to obtain a bid price from at least one independent broker.

Futures are valued at the settlement price established for the business day by the board of trade on which they are traded. Settlement prices for financial futures are provided by an independent pricing agent.

Options are valued at the mean between the last bid and ask prices reported from the options exchange on which such options are listed. If there is no reported sale, long options positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures established by the Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

70	www.cambriafunds.com

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

For the year or period ended April 30, 2020, there have been no significant changes to the Funds’ fair valuation methodologies.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. These gains and losses are included in net realized and unrealized gains and losses on foreign currency transactions on the Statements of Operations.

The value of the Funds’ foreign holdings as measured in U.S. dollars may be affected unfavorably by changes in foreign currency exchange rates, as a change in the value of a foreign currency against the U.S. dollar generally will result in a corresponding change in the U.S. dollar value of securities denominated in that currency held by a Fund. In addition to the risks of foreign currency exchange rates generally, trading in the currencies of certain countries may face periods of limited liquidity or the political risk of exchange controls or currency repatriation restrictions, which may in turn make such holdings denominated in those currencies difficult to value. The Funds may also incur losses in connection with conversions between various currencies.

Futures Contracts — To the extent consistent with its investment objective and strategies, Cambria Value and Momentum ETF utilized futures contracts during the year ended April 30, 2020. The Fund’s investment in futures contracts is designed to enable the Fund to more closely approximate the performance of its benchmark index. Cambria Value and Momentum ETF chose to invest in futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, Cambria Value and Momentum ETF records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract. A margin deposit was made upon entering into futures contracts and is included in Cash at Broker on the Statements of Assets and Liabilities.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that Cambria Value and Momentum ETF could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

It is the Fund’s policy to present the gross variation margin payable and the gross variation margin receivable of the future contracts separately on the Statements of Assets and Liabilities, as Cambria Value and Momentum ETF does not have a master netting agreement with the counterparty to the futures contracts. Refer to the Cambria Value and Momentum ETF Schedule of Investments for details regarding open future contracts as of April 30, 2020. The fair value of equity futures contracts held in the Fund can be found on the Statements of Assets and Liabilities under the captions variation margin receivable/payable. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Cumulative appreciation (depreciation) of futures contracts are reported in the Cambria Value and Momentum ETF Schedule of Investments. Realized gains or losses on equity rate futures contracts related to the Fund is recognized on the Statements of Operations as part of net realized gain (loss) on futures contracts and any change in unrealized appreciation or depreciation is recognized on the Statements of Operations as net change in unrealized gain (loss) on futures contracts.

Options Written/Purchased — The Cambria Value and Momentum ETF and Cambria Tail Risk ETF may invest in equity options contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. In particular, (1) the Cambria Value and Momentum ETF may use options to hedge up to 100% of the value of its long portfolio in an attempt to avoid overvalued and downtrending markets and (2) the Cambria Tail Risk ETF utilizes a put option strategy to manage the risk of a significant negative movement in the value of domestic equities over rolling one-month periods. A Fund may also invest in equity option contracts to enhance its returns. When the Fund writes or purchases an option, an amount equal to the premium received

Annual Report | April 30, 2020	71

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities.

The Cambria Tail Risk ETF had options contracts as of April 30, 2020, as disclosed in the Fund’s Schedule of Investments. Any realized and change in unrealized gains or losses can be found on the Statements of Operations.

	Asset Derivatives		Liability Derivatives
	Statements of Assets and		Statements of Assets and
Risk Exposure	Liabilities Location	Fair Value	Liabilities Location	Fair Value
Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Investments at Value	$9,601,250	Investments at Value	N/A
Total		$9,601,250		$–

Cambria Value and Momentum ETF
	Unrealized Appreciation on		Unrealized Depreciation on
Equity Risk (Futures Contracts)	Futures Contracts	$91,611	Futures Contracts	N/A
Total		$91,611		$–

			Change in
		Realized	Unrealized Appreciation/
		Gain/(Loss) on	(Depreciation)
		Derivatives	on Derivatives
		Recognized	Recognized
Risk Exposure	Statements of Operations Location	in Income	in Income
Cambria Tail Risk ETF
Equity Contracts (Purchased Options)	Net Realized Loss on Purchased	$(2,128,714)	$3,369,797
	Options/Net Change in Unrealized
	Appreciation on Purchased Options
Total		$(2,128,714)	$3,369,797

Cambria Value and Momentum ETF
Equity Risk (Futures Contracts)	Net Realized Gain on Futures	918,089	(799,915)
	Contracts/Net Change in Unrealized
	Depreciation on Futures Contracts
Total		$918,089	$(799,915)

The average purchased option contracts notional amount during the year ended April 30, 2020 for Cambria Tail Risk ETF is $134,406,315.

Federal Income Taxes — The Funds intend to qualify as “regulated investment companies” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. If so qualified, the Funds will not be subject to U.S. federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders.

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more- likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period.

The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year or period ended April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Organizational and Offering Expenses — All organizational and offering expenses of the Trust were borne by the Investment Adviser and are not subject to future recoupment. As a result, organizational and offering expenses are not reflected in the Statements of Assets and Liabilities.

Expenses — Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Dividend income received from the underlying funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the underlying funds are recognized on ex-dividend date and are recorded on the Statements of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification. Dividend income is recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis. Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Capital gain taxes on securities in certain foreign countries are accrued on unrealized appreciation and are due when realized.

Foreign Taxes — The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends and Distributions to Shareholders — The Funds generally pay out dividends from their net investment income, if any, quarterly, and distributes their net capital gains, if any, to shareholders at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Funds issue and redeem shares on a continuous basis at NAV in groups of 50,000 shares called creation units (“Creation Units”). Purchasers of Creation Units (“Authorized Participants”) must pay a creation transaction fee per transaction. The fee is typically a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

The distributor has entered into participant agreements with certain broker-dealers and others that allow those parties to be Authorized Participants and to subscribe for and redeem shares of the Funds. Such Authorized Participants may from time to time hold, of record or beneficially, a substantial percentage of the Funds’ shares outstanding, act as executing or clearing broker for investment transactions on behalf of the Fund and/or serve as counterparty to derivative transactions with the Fund.

Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a participant agreement with the distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Annual Report | April 30, 2020	73

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown for the year or period ended April 30, 2020:

	Creation Unit Shares	Transaction Fee	Value	Redemption Fee	Variable Charge
Cambria Shareholder Yield ETF	$50,000	$700	$1,491,000	$700	None
Cambria Foreign Shareholder Yield ETF	50,000	2,500	893,000	2,500	Up to 2.0%
Cambria Global Value ETF	50,000	3,500	818,500	3,500	Up to 2.0%
Cambria Global Momentum ETF	50,000	500	1,153,500	500	Up to 2.0%
Cambria Global Asset Allocation ETF	50,000	500	1,218,000	500	None
Cambria Value and Momentum ETF	50,000	700	832,000	700	None
Cambria Sovereign Bond ETF	50,000	1,500	1,178,500	1,500	Up to 2.0%
Cambria Emerging Shareholder Yield ETF	50,000	3,500	1,248,500	3,500	Up to 2.0%
Cambria Tail Risk ETF	50,000	500	1,132,500	500	None
Cambria Trinity ETF	50,000	250	1,066,000	250	None
Cambria Cannabis ETF	50,000	500	565,000	500	Up to 2.0%

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities. In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-to-market value of the missing Deposit Securities.

Illiquid Securities — A security is considered illiquid if the Fund reasonably expects that the investment cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Cash and cash equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statements of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. OFFSETTING ASSETS AND LIABILITIES

The Funds are required to disclose the impact of offsetting assets and liabilities represented in the Statements of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Funds to another party are determinable, the Funds has the right to set off the amounts owed with the amounts owed by the other party, the Funds intends to set off, and the Funds right of setoff is enforceable at law.

As of April 30, 2020, the Funds’ financial instruments and derivative instruments are not subject to a master netting arrangement.

4. RELATED PARTIES

Investment Advisory Agreement — The Investment Adviser is responsible for overseeing the management and business affairs of the Funds, and has discretion to purchase and sell securities in accordance with the Funds’ objectives, policies, and restrictions. The Investment Adviser reviews, supervises, and administers each Fund’s investment program. The Investment Adviser has entered into an investment advisory agreement (“Management Agreement”) with respect to the Funds. Pursuant to that Management Agreement, the Funds pay the Investment Adviser, on a monthly basis, an annual advisory fee based on their average daily nets assets for the services and facilities it provides payable at an annual rate of 0.59%, excluding the Cambria Global Asset Allocation ETF and Cambria Trinity ETF, neither of which is charged an advisory fee.

With respect to each Fund, except the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of the Funds, except for the advisory fee, payments under each Fund’s 12b-1 plan, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. With respect to the Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF, the Investment Adviser bears all of the costs of each Fund, except for the advisory fee, payments under the Fund’s 12b-1 plan, brokerage expenses, custodial expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses. The Cambria Global Value ETF and Cambria Emerging Shareholder Yield ETF may pay up to 0.10% in custody fees. The Management

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

Agreement for the Funds provides that it may be terminated at any time, without the payment of any penalty, by the Board of Trustees or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on 60 days’ written notice to the Investment Adviser, and by the Investment Adviser on 60 days’ written notice to the Trust and that it shall be automatically terminated if it is assigned.

Cambria Cannabis ETF has agreed to waive 0.17% of its advisory fee, on an annualized basis, through at least August 31, 2020, unless otherwise terminated by the Board. The waived fees are not eligible for recapture by the Investment Adviser.

Additionally, the Investment Adviser earned $85,742 in management fees from the Cambria Global Momentum ETF related to the Fund’s investment in affiliated funds, Cambria Emerging Shareholder Yield ETF, Cambria Tail Risk ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Shareholder Yield ETF, and Cambria Sovereign Bond ETF.

Administrator, Custodian and Transfer Agent — ALPS Fund Services, Inc. (the “Administrator”) serves as the Funds’ Administrator pursuant to an administration agreement dated and effective April 1, 2020. Prior to April 1, 2020, SEI Investments Global Fund Services (“SEI GFS”) served as the Funds’ Administrator. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and a Transfer Agency Services Agreement.

Distribution Agreement — ALPS Distributors Inc., an affiliate of the Administrator, serves as the Funds’ distributor of Creation Units pursuant to a distribution agreement dated and effective April 1, 2020. Prior to April 1, 2020, SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments and an affiliate of SEI GFS (“SIDCO”), served as the Funds’ distributor. The distributor does not maintain any secondary market in Fund shares.

The Trust has adopted a Distribution and Service Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”). In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year for certain distribution-related activities. However, no such fee is currently paid by the Funds, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.

Certain officers and trustees of the Funds during and as of the year ended April 30, 2020 are officers/employees of the Investment Adviser, the Administrator, SEI GFS, ALPS Distributors Inc., and SIDCO.

5. INVESTMENT TRANSACTIONS

For the year or period ended April 30, 2020, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities
Cambria Shareholder Yield ETF	$54,713,760	$30,184,392
Cambria Foreign Shareholder Yield ETF	10,732,942	11,330,038
Cambria Global Value ETF	36,246,077	35,008,845
Cambria Global Momentum ETF	268,439,921	265,048,456
Cambria Global Asset Allocation ETF	5,687,197	6,056,887
Cambria Value and Momentum ETF	10,203,319	10,905,179
Cambria Sovereign Bond ETF	10,251,306	6,585,520
Cambria Emerging Shareholder Yield ETF	29,772,066	22,964,789
Cambria Tail Risk ETF	–	–
Cambria Trinity ETF	31,822,469	31,341,767
Cambria Cannabis ETF(1)	3,722,269	332,797

(1)	The Fund’s inception date is July 24, 2019.

For the year ended April 30, 2020, the Cambria Sovereign High Yield Bond ETF had purchases and sales of U.S. Government securities of $761,867 and $928,039, respectively.

Annual Report | April 30, 2020	75

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

For the year ended April 30, 2020, the Cambria Tail Risk ETF had purchases and sales of U.S. Government securities of $115,425,475, and $39,716,078, respectively.

For the year ended April 30, 2020, in-kind transactions associated with creations and redemptions were:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities	Net Realized Gain/(Loss)
Cambria Shareholder Yield ETF	$14,447,643	$67,027,261	$5,649,800
Cambria Foreign Shareholder Yield ETF	5,713,159	8,369,045	(414,519)
Cambria Global Value ETF	13,432,396	27,655,007	275,292
Cambria Global Momentum ETF	3,632,317	46,104,872	2,059,302
Cambria Global Asset Allocation ETF	5,446,155	14,026,716	583,059
Cambria Value and Momentum ETF	1,470,220	7,203,023	683,405
Cambria Emerging Shareholder Yield ETF	10,678,115	3,421,339	325,912
Cambria Tail Risk ETF	48,969,170	26,597,319	2,660,594
Cambria Trinity ETF	15,287,194	3,188,161	(64,878)
Cambria Cannabis ETF(1)	12,066,496	–	–

(1)     The Fund’s inception date is July 24, 2019.

For the year ended April 30, 2019, in-kind transactions associated with creations and redemptions were:

		Proceeds from Sales of
Fund	Purchases of Securities	Securities	Net Realized Gain
Cambria Shareholder Yield ETF	$9,037,431	$42,153,468	$7,103,446
Cambria Foreign Shareholder Yield ETF	1,150,081	15,744,778	246,990
Cambria Global Value ETF	8,519,190	37,430,642	6,635,858
Cambria Global Momentum ETF	39,528,535	8,402,467	458,468
Cambria Global Asset Allocation ETF	5,305,659	6,455,921	304,936
Cambria Value and Momentum ETF	14,047,197	19,027,435	1,622,839
Cambria Emerging Shareholder Yield ETF	2,369,666	5,281,792	434,785
Cambria Trinity ETF(1)	29,660,980	–	–

(1)     The Fund’s inception date is September 10, 2018.

6. PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investments could lose money, including the possible loss of the entire principal amount of an investment, over short or long periods of time. An investment is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds are subject to the principal risks set forth in their prospectuses under the heading ‘‘Principal Risks.’’ Some of these risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, or ability to meet its investment objective, are set forth below.

Cannabis Industry Risk — Cannabis Companies are subject to various laws and regulations that may differ at the local and federal level. These laws and regulations may significantly affect a Cannabis Company’s ability to secure financing, impact the market for cannabis industry sales and services, and set limitations on marijuana use, production, transportation, and storage. Cannabis Companies may also be required to secure permits and authorizations from government agencies to cultivate or research marijuana. In addition, Cannabis Companies are subject to the risks associated with the agricultural, biotechnology, and pharmaceutical industries. TOKE invests in publicly-traded Cannabis Companies primarily listed and traded on a national securities exchange that operates in a jurisdiction where the Cannabis Companies’ cannabis-related business activities are legal under the national and local laws of the relevant jurisdiction, including U.S. federal and state laws.

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

Cash Redemption Risk — Each Fund’s investment strategy may require it to effect redemptions, in whole or in part, for cash. As a result, each Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. This may cause a Fund to recognize investment income and/or capital gains or losses that it might not have recognized if it had completely satisfied the redemption in-kind. As a result, such Fund may be less tax efficient if it includes such a cash payment than if the in-kind redemption process was used exclusively (i.e., securities are distributed as payment of redemption proceeds). In addition, cash redemptions may incur higher brokerage costs than in-kind redemptions and these added costs may be borne by the Fund and negatively impact Fund performance.

Cyber Security Risk — Each Fund, and its service providers, may be susceptible to operational and information security risks resulting from a breach in cyber security, including cyber-attacks. A breach in cyber security, intentional or unintentional, may adversely impact the Fund in many ways, including, but not limited to, disruption of the Fund’s operational capacity, loss of proprietary information, theft or corruption of data maintained online or digitally, denial-of-service attacks on websites or network resources, and the unauthorized release of confidential information. Cyber-attacks affecting the Fund’s third-party service providers, including Cambria, the custodian, and the transfer agent, may subject the Fund to many of the same risks associated with direct cyber security breaches and adversely impact the Fund. For instance, cyber-attacks may impact the Fund’s ability to calculate its NAV, cause the release of confidential business information, impede trading, cause the Fund to incur additional compliance costs associated with corrective measures, subject the Fund to regulatory fines or other financial losses, and/or cause reputational damage to the Fund. Cyber security breaches of market makers, Authorized Participants, or the issuers of securities in which the Fund invests could also have material adverse consequences on the Fund’s business operations and cause financial losses for the Fund and its shareholders. While the Fund and its service providers have established business continuity plans and risk management systems designed to address cyber security risks, prevent cyber-attacks and mitigate the impact of cyber security breaches, there are inherent limitations on such plans and systems. In addition, the Fund has no control over the cyber security protections put in place by its service providers or any other third parties whose operations may affect the Fund or its shareholders.

Derivatives Risk — Derivatives are financial instruments that have a value which depends upon, or is derived from, a reference asset, such as one or more underlying securities, pools of securities, indexes, rates or currencies. Derivatives may result in investment exposures that are greater than their cost would suggest; in other words, a small investment in a derivative may have a large impact on Fund performance. The successful use of derivatives generally depends on the ability to predict market movements. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the Adviser uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce a Fund’s return. A Fund could also experience losses if it is unable to close out a position because the market for an instrument or position is or becomes illiquid.

Dividend Paying Security Risk — Securities that pay high dividends as a group can fall out of favor with the market, causing these companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of companies owned by the Funds and the capital resources available for these companies’ dividend payments may adversely affect the Funds.

Emerging Markets Risk — Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to these securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. For example, emerging markets may be subject to, among other risks, greater market volatility; lower trading volume and liquidity; greater social, political and economic uncertainty; governmental controls on foreign investments and limitations on repatriation of invested capital; lower disclosure, corporate governance, auditing and financial reporting standards; fewer protections of property rights; restrictions on the transfer of securities or currency; and settlement and trading practices that differ from U.S. markets and markets of more developed countries. Each of these factors may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund shares and cause the Fund to decline in value.

Equity Investing Risk — The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. The Cambria Sovereign Bond ETF and Cambria Tail Risk ETF do not invest in equities.

Exchange-Traded Funds and Exchange-Traded Products (“ETP”) and Investment Companies Risk — The risks of investing in securities of ETFs, ETPs and investment companies typically reflect the risks of the types of instruments in which the underlying ETF, ETP or investment company invests. In addition, with such investments, a Fund bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund’s operating expenses may be higher and performance may be lower.

Fixed Income Risk — A decline in an issuer’s credit rating may cause a decrease in the value of its fixed income securities and an increase in their investment risk and volatility. During periods of falling interest rates, an issuer of a callable bond held by a Fund may “call” (or repay) the security

Annual Report | April 30, 2020	77

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

before its stated maturity, and the Fund may have to reinvest the proceeds at lower interest rates, resulting in a decline in the Fund’s income. The market value of fixed income securities generally changes in response to changes in interest rates. As interest rates rise, the value of certain fixed income securities is likely to decrease. Similarly, if interest rates decline, the value of fixed income securities is likely to increase.

Foreign Investment Risk — Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in or exposures to foreign securities by a Fund are subject to special risks, including risks associated with foreign securities generally, including differences in information available about issuers of securities and investor protection standards applicable in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; currency risks; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions.

Futures Contracts Risk — Risks associated with the use of futures contracts include the following: (i) an imperfect correlation between movements in prices of index futures contracts and movements in the value of the stock index that the instrument is designed to simulate; and (ii) the possibility of an illiquid secondary market for a futures contract and the resulting inability to close a position prior to its maturity date. Investments in futures may expose the Fund to leverage.

High Yield Securities Risk — High yield securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. High yield securities are subject to a greater risk of default and investments in them are inherently speculative. The secondary markets in which high yield securities are traded may be less liquid and more volatile than the market for higher grade securities.

Index Risk — Unlike many investment companies, a Fund that is passively managed, meaning that it is designed to track an Underlying Index (an “Index Fund”), does not utilize investment strategies that seek returns in excess of the returns of its Underlying Index. Therefore, an Index Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Management Risk — The Funds that are actively managed (“Active Funds”) use proprietary investment strategies and processes. There can be no guarantee that these strategies and processes will produce the intended results and no guarantee that an Active Fund will achieve its investment objective. This could result in an Active Fund’s underperformance compared to other funds with similar investment objectives.

Market Events Risk — Turbulence in the financial markets and reduced liquidity in the equity markets may negatively affect issuers, which could have an adverse effect on the Funds. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Market Risk of Recent Events — The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of Fund investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.

Non-Correlation Risk — The returns of the Index Funds may not match the return of their Underlying Indexes for a number of reasons. For example, each Index Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Index Fund’s securities holdings to reflect changes in the composition of its Underlying Index. In addition, the performance of each Index Fund and its Underlying Index may vary due to asset valuation differences and differences between each Index Fund’s portfolio and its Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Options Risk — Options are subject to correlation risk because there may be an imperfect correlation between the prices of options and movements in the price of the underlying securities. Options may expire unexercised, causing the Fund to lose the premium paid for them. The success of the Fund’s investment in options depends upon many factors, such as the price of the options which is a function of various factors that

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

may change rapidly over time. If a counterparty defaults, the Fund’s only recourse will be to pursue contractual remedies against the counterparty, and the Fund may be unsuccessful in its pursuit. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to an over-the-counter options transaction.

Premium Discount Risk — The shares may trade above or below their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, shares on the Exchange. The trading price of shares may deviate significantly from NAV during periods of market volatility. Cambria cannot predict whether shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the securities held by the Fund. However, given that shares can be purchased and redeemed in large blocks of shares, called Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), and the Fund’s portfolio holdings are fully disclosed on a daily basis, Cambria believes that large discounts or premiums to the NAV of shares should not be sustained, but that may not be the case.

Secondary Market Trading Risk — Investors buying or selling shares in the secondary market will generally pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares. In addition, secondary market investors will also incur the cost of the difference between the price that an investor is willing to pay for shares (the “bid” price) and the price at which an investor is willing to sell shares (the “ask” price). This difference in bid and ask prices is often referred to as the “spread” or “bid/ask spread.” The bid/ask spread varies over time for shares based on trading volume and market liquidity, and is generally lower if the Fund’s shares have more trading volume and market liquidity and higher if the Fund’s shares have little trading volume and market liquidity. Further, increased market volatility may cause increased bid/ask spreads.

Although the shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. Further, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Small and Medium Capitalization Company Risk — Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Small and medium capitalization companies are sometimes more dependent on key personnel or limited product lines than larger, more diversified companies. Often, small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Sovereign Debt Securities Risk — Investments in sovereign and quasi-sovereign debt obligations involve special risks not present in corporate debt obligations. The issuer of the sovereign debt or the authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Sovereign Bond ETF may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Sovereign Bond ETF’s net asset value, may be more volatile than prices of U.S. debt obligations. In the past, certain non-U.S. markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

7. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Investment Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

Annual Report | April 30, 2020	79

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

8. INCOME TAXES

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily attributable to redemption in kind transactions. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

		Total Distributable
Fund	Paid-in Capital	Earnings
Cambria Shareholder Yield ETF	$5,650,180	$(5,650,180)
Cambria Foreign Shareholder Yield ETF	(421,624)	421,624
Cambria Global Value ETF	275,288	(275,288)
Cambria Global Momentum ETF	2,224,480	(2,224,480)
Cambria Global Asset Allocation ETF	299,620	(299,620)
Cambria Value and Momentum ETF	683,404	(683,404)
Cambria Sovereign Bond ETF	(49)	49
Cambria Emerging Shareholder Yield ETF	299,975	(299,975)
Cambria Tail Risk ETF	2,660,590	(2,660,590)
Cambria Trinity ETF	(121,726)	121,726
Cambria Cannabis ETF	–	–

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period April 30, 2020, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
Cambria Shareholder Yield ETF	$2,366,810	$–	$–
Cambria Foreign Shareholder Yield ETF	1,045,339	–	–
Cambria Global Value ETF	4,668,914	–	–
Cambria Global Momentum ETF	2,351,015	–	73,325
Cambria Global Asset Allocation ETF	1,942,060	248,678	–
Cambria Value and Momentum ETF	144,770	–	–
Cambria Sovereign Bond ETF	826,483	70,512	–
Cambria Emerging Shareholder Yield ETF	1,265,482	–	–
Cambria Tail Risk ETF	954,741	–	–
Cambria Trinity ETF	1,004,566	42,630	–
Cambria Cannabis ETF	360,017	–	–

For tax purposes, short-term realized gains are considered ordinary income. The tax character of dividends and distributions declared during the fiscal year or period April 30, 2019, were as follows:

Fund	Ordinary Income	Long-Term Capital Gains
Cambria Shareholder Yield ETF	$3,004,745	$–
Cambria Foreign Shareholder Yield ETF	1,779,049	–
Cambria Global Value ETF	4,113,334	2,423,857
Cambria Global Momentum ETF	2,556,119	–
Cambria Global Asset Allocation ETF	1,871,322	14,175
Cambria Value and Momentum ETF	325,364	–
Cambria Sovereign Bond ETF	839,784	70,840
Cambria Emerging Shareholder Yield ETF	657,225	610,107

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

Fund	Ordinary Income	Long-Term Capital Gains
Cambria Tail Risk ETF	$456,126	$–
Cambria Trinity ETF	300,532	–

As of April 30, 2020, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

			Net Unrealized
			Appreciation/	Other Cumulative
	Undistributed	Accumulated Capital	(Depreciation) on	Effect of Timing	Total distributable
Fund	Ordinary Income	Gains/ (Losses)	Investments	Differences	earnings
Cambria Shareholder Yield ETF	$112,356	$(7,188,623)	$(12,699,085)	$–	$(19,775,352)
Cambria Foreign Shareholder Yield ETF	132,280	(3,563,106)	(6,040,924)	–	(9,471,750)
Cambria Global Value ETF	–	(24,618,760)	(32,035,777)	(281,877)	(56,936,414)
Cambria Global Momentum ETF	–	(13,298,343)	1,733,973	–	(11,564,370)
Cambria Global Asset Allocation ETF	319,607	(513,480)	(6,069,004)	–	(6,262,877)
Cambria Value and Momentum ETF	45,004	(10,440,594)	59,450	–	(10,336,140)
Cambria Sovereign Bond ETF	–	(516,040)	(2,700,682)	(106,342)	(3,323,064)
Cambria Emerging Shareholder Yield ETF	110,569	(2,224,790)	(4,005,238)	(35)	(6,119,494)
Cambria Tail Risk ETF	59,940	(3,750,700)	5,039,201	–	1,348,441
Cambria Trinity ETF	57,573	(2,033,089)	(3,555,559)	–	(5,531,075)
Cambria Cannabis ETF	55,913	(866,986)	(5,903,149)	–	(6,714,222)

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Funds are permitted to carry forward losses for an unlimited period and losses that are carried forward will retain their character as either short term or long term capital losses. As of April 30, 2020, the Funds have the following capital loss carryforwards and offset capital gains for an unlimited period:

Fund	Non-Expiring Short-Term	Non-Expiring Long-Term
Cambria Shareholder Yield ETF	$782,232	$–
Cambria Foreign Shareholder Yield ETF	1,551,538	1,017,151
Cambria Global Value ETF	–	2,684,796
Cambria Global Momentum ETF	7,454,958	202,193
Cambria Global Asset Allocation ETF	4,138	90,972
Cambria Value and Momentum ETF	8,366,221	887,936
Cambria Sovereign Bond ETF	–	3,055
Cambria Emerging Shareholder Yield ETF	655,516	–
Cambria Tail Risk ETF	1,210,486	2,540,214
Cambria Trinity ETF	–	81,859

During the year ended April 30, 2020, the Cambria Shareholder Yield ETF, Cambria Tail Risk ETF and Cambria Global Value ETF utilized $2,107,081, $1,241,942 and $929,742 of capital loss carryforwards to offset capital gains, respectively.

The Funds elect to defer to the period ending April 30, 2021, capital losses recognized during the period November 1, 2019 through April 30, 2020 in the amount of:

Fund	Capital Losses Recognized
Cambria Shareholder Yield ETF	$6,406,391
Cambria Foreign Shareholder Yield ETF	994,417
Cambria Global Value ETF	21,933,964

Annual Report | April 30, 2020	81

Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

Fund	Capital Losses Recognized
Cambria Global Momentum ETF	$5,641,192
Cambria Global Asset Allocation ETF	418,370
Cambria Value and Momentum ETF	1,186,437
Cambria Sovereign Bond ETF	512,985
Cambria Emerging Shareholder Yield ETF	1,569,274
Cambria Trinity ETF	1,951,230
Cambria Cannabis ETF	866,986

The Funds elect to defer to the period ending April 30, 2021, late year ordinary losses in the amount of:

Fund	Ordinary Losses Recognized
Cambria Global Value ETF	$281,877
Cambria Sovereign Bond ETF	40,340

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2020, were as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation/	Net Unrealized	Cost of Investments
	(excess of value over	(excess of tax cost	(Depreciation) of	Appreciation/	for Income Tax
Fund	tax cost)	over value)	Foreign Currency	(Depreciation)	Purposes
Cambria Shareholder Yield ETF	$7,050,127	$(19,748,136)	$(1,076)	$(12,699,085)	$75,901,586
Cambria Foreign Shareholder Yield ETF	762,644	(6,795,814)	(7,754)	(6,040,924)	23,291,092
Cambria Global Value ETF	3,331,039	(35,332,794)	(34,022)	(32,035,777)	126,858,027
Cambria Global Momentum ETF	2,192,241	(458,268)	–	1,733,973	83,713,200
Cambria Global Asset Allocation ETF	2,290,360	(8,359,364)	–	(6,069,004)	61,386,650
Cambria Value and Momentum ETF	855,302	(795,852)	–	59,450	9,319,675
Cambria Sovereign Bond ETF	594,915	(3,251,194)	(44,403)	(2,700,682)	22,455,699
Cambria Emerging Shareholder Yield ETF	2,007,828	(5,998,702)	(14,364)	(4,005,238)	31,562,487
Cambria Tail Risk ETF	7,026,198	(1,986,997)	–	5,039,201	122,285,211
Cambria Trinity ETF	897,163	(4,452,722)	–	(3,555,559)	42,098,793
Cambria Cannabis ETF	295,718	(6,199,594)	727	(5,903,149)	15,923,029

9. SECURITIES LENDING

The Funds have entered into a Securities Lending Agreement with Brown Brothers Harriman & Co., (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the respective Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the then market value of domestic loaned securities and 105% of the value of foreign equity securities. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because of adverse market actions, expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Funds that might occur during the term of the loan would be for the account of that Fund.

Cash collateral received in connection with securities lending is invested in Fidelity Investments Money Market Treasury Portfolio and is presented on the Statements of Investments.

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Cambria ETF Trust	Notes to Financial Statements
April 30, 2020

Securities lending transactions are entered into by a Fund under the Securities Lending Agreement, which permits a Fund, under certain circumstances such as an event of default, to offset amounts payable by a Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from a Fund.

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, if any, which would be subject to offset as of April 30, 2020:

	Gross Amount of
	Recognized Assets	Value of Cash
	(Value of Securities on Loan)	Collateral Received(1)	Net Amount
Cambria Shareholder Yield ETF	$2,285,433	$2,285,433	$–
Cambria Foreign Shareholder Yield ETF	253,588	253,588	–
Cambria Global Momentum ETF	8,580,221	8,580,221	–
Cambria Global Asset Allocation ETF	5,837,955	5,837,955	–
Cambria Value and Momentum ETF	350,962	350,962	–
Cambria Emerging Shareholder Yield ETF	129,168	129,168	–
Cambria Trinity ETF	1,943,802	1,943,802	–
Cambria Cannabis ETF	1,244,398	1,244,398	–

(1)    Excess collateral (received) in connection with the above securities lending transactions is not shown for financial reporting purposes. The value of loaned securities and related collateral outstanding at April 30, 2020 are shown in each Fund’s Schedule of Investments.

10. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is permitted for any eliminated or modified disclosures. The impact of the amended guidance on the Funds was the removal of the requirements to disclose (a) amounts of and reasons for transfers between Level 1 and 2 fair value measurements, (b) the valuation process for Level 3 fair value measurements, and (c) the policy for timing of transfers between levels. Management has evaluated the impact of this ASU and has adopted eliminated and modified disclosures and will delay the adoption of additional disclosure until the effective date.

In March 2017, the FASB issued ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, which provides guidance related to the amortization period for certain purchased callable debt securities purchased at a premium. Specifically, it required the premium to be amortized to the earliest call date. The ASU is effective for annual periods beginning after December 15, 2018. The Funds have adopted and applied ASU 2017-08, the impact of which is not material to these financial statements.

11. SUBSEQUENT EVENTS

On May 14, 2020, the Board approved changes to the investment objective and principal investment strategy of Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF. Effective June 1, 2020 for Shareholder Yield ETF and Cambria Foreign Shareholder Yield ETF, and effective June 29, 2020 for Cambria Emerging Shareholder Yield ETF and Cambria Global Value ETF (each date, respectively, the “Effective Date”), each of these Funds converted from a passively-managed index fund that pursues its investment objective by tracking the performance, before fees and expenses, of an underlying index developed by Cambria Indices, LLC (each, an “Index”) into an actively managed fund that will apply substantially identical screens and investment criteria as its Index to provide exposure to the same securities. As of each Effective Date, the investment objective of each of these Funds is to seek income and capital appreciation.

Annual Report | April 30, 2020	83

Cambria ETF Trust	Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

Cambria ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Cambria ETF Trust, comprising the funds listed below (the “Funds”) as of April 30, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2020, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Statement(s) of Changes
Fund Name	Statements of Operations	in Net Assets	Financial Highlights
Cambria Shareholder Yield ETF, Cambria Foreign Shareholder Yield ETF, Cambria Global Value ETF, Cambria Global Momentum ETF, and Cambria Global Asset Allocation ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, 2017, and 2016
Cambria Value and Momentum ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, 2017 and for the period from September 8, 2015 (commencement of operations) through April 30, 2016
Cambria Sovereign Bond ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018, 2017 and for the period from February 22, 2016 (commencement of operations) through April 30, 2016
Cambria Emerging Shareholder Yield ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018 and for the period from July 13, 2016 (commencement of operations) through April 30, 2017
Cambria Tail Risk ETF	For the year ended April 30, 2020	For the years ended April 30, 2020 and 2019	For the years ended April 30, 2020, 2019, 2018 and for the period from April 5, 2017 (commencement of operations) through April 30, 2017
Cambria Trinity ETF	For the year ended April 30, 2020	For the year ended April 30, 2020 and for the period from September 7, 2018 (commencement of operations) through April 30, 2019
Cambria Cannabis ETF	For the period from July 24, 2019 (commencement of operations) through April 30, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and

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Cambria ETF Trust	Report of Independent Registered Public Accounting Firm

disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2020, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

June 29, 2020

Annual Report | April 30, 2020	85

Cambria ETF Trust	Disclosure of Fund Expenses
April 30, 2020 (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. Shareholder may incur brokerage commissions on their purchase and sales of Fund Shares, which are not reflected in the examples below.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples do not reflect any brokerage commissions that you may pay on purchases and sales of Shares. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2018 to April 30, 2019).

The table below illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

				Expenses Paid
	Beginning Account	Ending Account		During period
	Value	Value		November 1, 2019 -
	November 1, 2019	April 30, 2020	Expense Ratio(a)	April 30, 2020(b)
Cambria Shareholder Yield ETF
Actual	$ 1,000.00	$ 810.10	0.59%	$ 2.66
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.93	0.59%	$ 2.97

Cambria Foreign Shareholder Yield ETF
Actual	$ 1,000.00	$ 787.50	0.59%	$ 2.62
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.93	0.59%	$ 2.97

Cambria Global Value ETF
Actual	$ 1,000.00	$ 723.50	0.65%	$ 2.79
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.63	0.65%	$ 3.27

Cambria Global Momentum ETF
Actual	$ 1,000.00	$ 911.00	0.59%	$ 2.80
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.93	0.59%	$ 2.97

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Cambria ETF Trust	Disclosure of Fund Expenses
April 30, 2020 (Unaudited)

				Expenses Paid
	Beginning Account	Ending Account		During period
	Value	Value		November 1, 2019 -
	November 1, 2019	April 30, 2020	Expense Ratio(a)	April 30, 2020(b)
Cambria Global Asset Allocation ETF
Actual	$ 1,000.00	$ 911.70	–%	$ –
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.86	–%	$ –

Cambria Value and Momentum ETF
Actual	$ 1,000.00	$ 819.30	0.63%	$ 2.85
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.73	0.63%	$ 3.17

Cambria Sovereign Bond ETF
Actual	$ 1,000.00	$ 951.10	0.59%	$ 2.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.93	0.59%	$ 2.97

Cambria Emerging Shareholder Yield ETF
Actual	$ 1,000.00	$ 812.70	0.69%	$ 3.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.43	0.69%	$ 3.47

Cambria Tail Risk ETF
Actual	$ 1,000.00	$ 1,136.20	0.59%	$ 3.13
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.93	0.59%	$ 2.97

Cambria Trinity ETF
Actual	$ 1,000.00	$ 884.40	–%	$ –
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,024.86	–%	$ –

Cambria Cannabis ETF
Actual	$ 1,000.00	$ 681.50	0.42%	$ 1.76
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.77	0.42%	$ 2.11

(a)	The Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year 182/366 (to reflect the half-year period).

Annual Report | April 30, 2020	87

Cambria ETF Trust	Approval of Advisory Agreement & Board Considerations
April 30, 2020 (Unaudited)

The Board of Trustees (the “Board”) of Cambria ETF Trust (the “Trust”), including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), attended a meeting held on March 10, 2020, and a subsequent meeting held on March 19, 2020 (together, the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Agreement”) between Cambria Investment Management, L.P. (“Cambria”) and the Trust, with respect to each series of the Trust (each, a “Fund” and, collectively, the “Funds”). In preparation for its deliberations, the Board requested and reviewed written responses from Cambria to a due diligence questionnaire circulated on the Board’s behalf relating to the Funds. During its deliberations, the Board received an oral presentation from Cambria and was assisted by the advice of independent legal counsel.

In evaluating the Agreement, the Board reviewed information regarding Cambria’s personnel, operations, and financial condition. In addition, the Board considered the evaluation process of Cambria to be ongoing and, in this regard, the Board considered information about Cambria derived from prior meetings of the Board concerning Cambria’s performance and services with respect to the Funds as part of the 15(c) review process. At the Meeting, the Board considered: (1) the nature, extent and quality of the services to be provided to the Funds by Cambria; (2) the investment performance of Cambria with respect to the Funds; (3) the costs of the services provided by Cambria and the profitability to Cambria derived from its relationship with the Funds; (4) the advisory fee and total expense ratio of the Funds compared to a relevant peer group of funds; (5) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fee would enable investors to share in the benefits of economies of scale; (6) benefits (such as soft dollars, if any) to be derived by Cambria and its affiliates from their relationship with the Funds; (7) Cambria’s reputation, expertise and resources in the financial markets; (8) Cambria’s investment management personnel; (9) Cambria’s operations and financial condition; (10) Cambria’s compliance program; and (11) other factors the Board deemed relevant.

The discussion immediately below outlines in greater detail the materials and information presented to the Board in connection with its consideration and approval of the Agreement, and the conclusions made by the Board at the Meeting when determining to approve the Agreement on behalf of the Funds.

Nature, Extent and Quality of Services. The Board reviewed the nature, quality and extent of the overall services to be provided by Cambria to the Funds. In particular, the Board considered the responsibilities of Cambria under the terms of the Agreement, recognizing that Cambria had invested significant time and effort in structuring the Trust and the Funds, obtaining the necessary exemptive relief from the Securities and Exchange Commission (“SEC”), arranging service providers, exploring various sales channels, and assessing the appeal for each Fund’s investment strategy. In addition, the Board considered that Cambria is responsible for providing investment advisory services to the Funds, monitoring compliance with each Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services provided by Cambria in the oversight of the Trust’s distributor, administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of Cambria’s personnel, the professional qualifications and experience of the portfolio management team in managing assets, their experiences with Cambria’s services, and the adequacy of Cambria’s resources and financial condition. Based on its review, within the context of its full deliberations, the Board determined that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by Cambria.

Performance. The Board noted that it considered the performance of the Funds throughout the year and reviewed each Fund’s performance for the three-month, 12-month, and since inception periods, as applicable. In this regard, among other things, the Board considered reports comparing each Fund’s total returns to the total returns of the Fund’s peer group of funds and its benchmark index. Representatives from Cambria provided information regarding and led discussions of factors impacting the performance of each Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that each Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by Cambria in an effort to improve the Fund’s performance. The Board also considered each Fund’s portfolio turnover rate. The Board also discussed and considered the performance track record, investment experience, professional background and qualifications of Mebane Faber, the Funds’ portfolio manager. Based on this information, the Board concluded that it was satisfied with the investment results that Cambria had been able to achieve for each of the Funds.

Comparative Fees and Expenses. The Board considered each Fund’s advisory fees in relation to the estimated costs of the advisory and related services provided by Cambria. The Trustees noted that each Fund charges a unitary advisory fee through which, Cambria, not the Funds, is responsible for paying many of the expenses necessary to service the Funds, including the expenses of other service providers. In considering the advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services to be provided by Cambria. Because the Funds charge unitary advisory fees, the Board considered how the Funds’ total expense ratios compared to those of the funds in their peer groups, noting how differences between fund strategies might impact fees. After comparing expense ratios, the Board noted that each Fund’s total expense ratio was generally consistent with the range of total expense ratios charged by its peer group of funds. The Board also considered Cambria’s representation that it would continue to monitor the Funds’ expense ratios, as compared to those of their peer groups, and seek to ensure that the Funds remain competitive. Based on its review, in the context of its full deliberations, the Board concluded for each Fund that the advisory fees appeared reasonable in light of the services to be rendered.

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Cambria ETF Trust	Approval of Advisory Agreement & Board Considerations
April 30, 2020 (Unaudited)

Costs and Profitability. The Board then considered the profits realized by Cambria in connection with providing services to the Funds. The Board reviewed profit and loss information provided by Cambria with respect to each of the Funds. In particular, the Board noted Cambria’s representation of its long-term commitment to the success of the Funds and the unitary fee structure under which Cambria bears the risk that the Funds’ expenses may increase. The Board further considered the costs associated with the personnel, systems and equipment necessary to manage the Funds and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies as well as other expenses Cambria pays in accordance with the Agreement. Based on its review, in the context of its full deliberations, the Board concluded that Cambria’s profitability, with respect to each Fund, appeared reasonable in light of the services Cambria will render to the Funds.

Other Benefits. The Board then considered the extent to which Cambria derives or will derive ancillary benefits from a Fund’s operations. The Board discussed the potential benefits to Cambria resulting from its ability to use the Funds’ assets to engage in soft dollar transactions. The Board noted that Cambria did not have any affiliates that would benefit from the Funds’ operations. The Board also reviewed the degree to which Cambria may receive compensation from the Funds based upon a Fund’s investment in other Funds.

Economies of Scale. The Board next considered the absence of breakpoints in Cambria’s fee schedule for each Fund and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in each Fund’s asset levels. The Board determined that it is difficult to predict when economies of scale might be realized for Cambria and the Funds, many of which launched less than five years ago. The Board, thus, determined to monitor potential economies of scale, as well as the appropriateness of introducing breakpoints, as assets managed by each Fund grow larger.

Conclusion. In approving the Agreement, the Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Agreement, was fair and reasonable in light of the services to be performed, expenses to be incurred, and such other matters as the Board considered relevant. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreement with respect to the Funds.

Annual Report | April 30, 2020	89

Cambria ETF Trust	Trustees and Officers
April 30, 2020 (Unaudited)

Name, Address and Year of Birth[1]	Position(s) Held with Trust, Term of Office, and Length of Time Served[2]	Principal Occupation(s) During the Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE[3]
Mebane Faber YOB: 1977	Chairperson of the Board, Trustee and President of the Trust since 2018; Vice President of the Trust (2013 – 2018); no set Term	Co-Founder, Chief Executive Officer and Chief Investment Officer, Cambria Investment Management, L.P. (2006 – present).	11	None.
INDEPENDENT TRUSTEES
Dennis G. Schmal YOB: 1947	Trustee since 2013; no set term	Self-employed consultant (since 2003).	11	Director, AssetMark Mutual Funds (since 2007); Director, Merriman Holdings Inc. (financial services) (2003 – 2016); Director and Chairman, Owens Realty Mortgage Inc. (real estate) (2013 – 2019); Director and Chairman, Pacific Metrics Corporation (educational services) (2005 – 2014); Trustee, Wells Fargo GAI Hedge Funds (2007 – 2019); Director, Blue Calypso (e-commerce) (2015 – 2018).
Michael Venuto YOB: 1977	Trustee since 2019; no set term	CIO, Toroso Investments, LLC (since 2012).	11	None.

[1]	Unless otherwise noted, the business address of each trustee is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245. Trustees oversee 11 funds in the Cambria ETF Trust.
[2]	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.
[3]	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with (the Distributor and/or its affiliates.)

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Cambria ETF Trust	Trustees and Officers
April 30, 2020 (Unaudited)

Name, Address	Position(s) Held with Trust,
and Age[4]	Term of Office, and Length of Time Served[5]	Principal Occupation(s) During Past 5 Years
OFFICERS[6]
Himanshu Sudhir Surti YOB: 1974	Vice President since 2018; no set term	Chief Operating Officer and Portfolio Manager, Cambria Investment Management, L.P. (since 2014); President, Cambria Indices, LLC (since 2014); Strategy Manager, Research Affiliates, LLC (2008 – 2013).
Douglas Tyre YOB: 1980	Chief Compliance Officer since May 2018; no set term	Compliance Director, Cipperman Compliance Services, LLC (since 2014).
Kimberly R. Storms[7] YOB: 1972	Principal Financial Officer since April 2020; no set term	Senior Vice President - Director of Fund Management of ALPS Fund Services, Inc. (since 2020); Senior Vice President - Director of Fund Administration of ALPS Fund Services, Inc. (2004 – 2020).

[4]	Unless otherwise noted, the business address of each officer is Cambria ETF Trust, 2321 Rosecrans Avenue, Suite 3225, El Segundo CA 90245.
[5]	Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust's Trust Instrument.
[6]	Officers oversee 11 funds in the Cambria ETF Trust.
[7]	Certain officers and/or interested trustees of the Fund are also officers of the distributor, the advisor or the administrator. The business address for Ms. Storms is ALPS Fund Services, Inc., 1290 Broadway, Suite 1000, Denver, Colorado 80203.

Annual Report | April 30, 2020	91

Cambria ETF Trust	Notice to Shareholders
April 30, 2020 (Unaudited)

In early 2020, if applicable, shareholders of record received information for the distributions paid to them by the Funds during the calendar year 2019 via Form 1099. The Funds will notify shareholders in early 2021 of amounts paid to them by the Funds, if any, during the calendar year 2020.

	Long-Term Capital	Dividend Received	Qualified	Foreign	Foreign
	Gain Distributions(1)	Deduction(2)	Dividend Income(3)	Taxes Paid(4)	Source Income(4)
Cambria Shareholder Yield ETF	$0.00	100.00%	100.00%	N/A	N/A
Cambria Foreign Shareholder Yield ETF	$0.00	0.00%	93.11%	$80,984	$1,081,820
Cambria Global Value ETF	$0.00	0.00%	92.97%	$481,952	$6,004,417
Cambria Global Momentum ETF	$0.00	0.01%	5.29%	N/A	N/A
Cambria Global Asset Allocation ETF	$248,678	0.60%	23.92%	N/A	N/A
Cambria Value and Momentum ETF	$0.00	100.00%	100.00%	N/A	N/A
Cambria Sovereign Bond ETF	$70,512	0.00%	0.00%	N/A	N/A
Cambria Emerging Shareholder Yield ETF	$0.00	0.00%	61.46%	$151,168	$1,532,040
Cambria Tail Risk ETF	$0.00	0.00%	0.00%	N/A	N/A
Cambria Cannabis ETF	$0.00	12.01%	17.36%	N/A	N/A
Cambria Trinity ETF	$42,630	15.17%	33.17%	N/A	N/A

(1)	Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designated the amounts above as long-term capital gain dividends.
(2)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions.
(3)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions. It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(4)	Pursuant to Section 853(c) of the Internal Revenue Code, the Funds will designate the amounts as foreign taxes paid and foreign source income earned between May 1, 2019 and April 30, 2020.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending April 30, 2020. Complete information will be computed and reported in conjunction with your 2020 Form 1099-DIV.

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Cambria ETF Trust	Supplemental Information
April 30, 2020 (Unaudited)

Net asset value, or “NAV”, is the price per share at which a Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. A Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of a Fund generally fluctuates in response to changes in its NAV, as well as market supply and demand. The data represented in the table below represents past performance and cannot be used to predict future results.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of a NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

	Market Price	Market Price Cumulative	Market Price,
	One Year Total Return	Inception Date Return	End of Period
Cambria Shareholder Yield ETF	-18.44%	–	$29.88
Cambria Foreign Shareholder Yield ETF	-21.66%	–	$17.57
Cambria Global Value ETF	-27.35%	–	$16.24
Cambria Global Momentum ETF	-5.78%	–	$23.07
Cambria Global Asset Allocation ETF	-6.87%	–	$24.01
Cambria Value and Momentum ETF	-21.54%	–	$16.16
Cambria Sovereign Bond ETF	-4.43%	–	$22.78
Cambria Emerging Shareholder Yield ETF	-19.06%	–	$24.58
Cambria Tail Risk ETF	15.65%	–	$22.76
Cambria Trinity ETF	-9.04%	–	$21.41
Cambria Cannabis ETF	–	-52.96%	$11.32

Annual Report | April 30, 2020	93

Cambria ETF Trust	Supplemental Information
April 30, 2020 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

The Funds’ policies and procedures used to determine how to vote proxies relating to portfolio securities are available, without charge and upon request, by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

Information regarding how each Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available without charge and upon request, by calling 855-ETF-INFO (383-4636) or accessing the Trust’s Forms N-PX on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file complete schedules of their portfolio holdings with the SEC for the first and third fiscal quarters on Form N-PORT. Copies of the Funds’ Form N-PORT reports are available, without charge and upon request, by calling 855-ETF-INFO (383-4636). This information is also available on the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

A table showing the number of days the market price of each Fund’s shares was greater than the Fund’s net asset value and the number of days it was less than the Fund’s net asset value (i.e., premium or discount) for the most recently completed calendar year, and the most recently completed calendar quarters since that year end (or the life of the Fund, if shorter) are available on the Funds’ website at www.cambriafunds.com.

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Investment Adviser:

Cambria Investment Management, L.P.

2321 Rosecrans Avenue

Suite 3225

El Segundo, CA 90245

Distributor:

ALPS Distributors Inc.

1290 Broadway Suite 1000

Denver, CO 80203

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, District of Columbia 20004-2541

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

This information must be preceded or accompanied by a current prospectus.

(b)	Not Applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) of this report.

(d)	During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(f)	The registrant’s code of ethics referred to in Item 2(a) above is attached as an Exhibit 13(a)(1), hereto.

Item 3. Audit Committee Financial Expert.

(a) (1) The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert, Dennis G. Schmal, is an independent trustee as defined in paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees: For the registrant’s last two fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $152,125 and $148,625, respectively.

(b)	Audit-Related Fees: For the registrant’s last two fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and not otherwise reported under paragraph (a) of this Item were $0 and $0, respectively.

(c)	Tax Fees: For the registrant’s last two fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $22,000 and $0, respectively.

(d)	All Other Fees: For the registrant’s last two fiscal years ended April 30, 2020 and April 30, 2019, the aggregate fees billed for products and services, provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 and $0, respectively.

(e) (1)	The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(2)	No services described in paragraphs (b) through (d) of this Item were approved by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable to the registrant.

(g)	The aggregate non-audit fees and services billed by Cohen for the fiscal year 2020 were $0.

(h)	During the past fiscal year, registrant’s principal accountant provided certain non-audit services to registrant's investment adviser or to entities controlling, controlled by, or under common control with registrant's investment adviser that provide ongoing services to registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by registrant's principal accountant to registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Dennis Schmal and Michael Venuto.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, is attached hereto as Ex99.13(a)(1)Code of Ethics.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed hereto.

(a)(3)	None.

(a)(4)	None.

(b)	Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Ex99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cambria ETF Trust

By:	/s/ Mebane Faber
Mebane Faber
President

Date:	July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mebane Faber
Mebane Faber
President

Date:	July 8, 2020

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Principal Financial Officer

Date:	July 8, 2020